UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22496

American Funds Global Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Brian D. Bullard

American Funds Global Balanced Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Global Balanced FundSM
Semi-annual report for the six months ended April 30, 2019

A balanced fund with
a global scope.

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the American Funds website (americanfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at americanfunds.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

American Funds Global Balanced Fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2019 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	Lifetime (since 2/1/11)

Reflecting 5.75% maximum sales charge	-4.06%	2.66%	5.19%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.84% for Class A shares as of the prospectus dated January 1, 2019 (as supplemented to date).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

The fund’s 30-day yield for Class A shares as of May 31, 2019, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 2.13%.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the U.S. may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

After selling off at the end of 2018, global equity markets surged in 2019 as major central banks took steps to keep interest rates low and stimulate economic growth. Fixed income markets also rallied. By the end of the six-month period, several key indexes had eclipsed previous highs. The MSCI ACWI (All Country World Index), which measures global equity markets, gained 9.37% over the six months. The 10-year U.S. Treasury yield reached its lowest level in more than a year and corporate credit spreads narrowed. The Bloomberg Barclays Global Aggregate Index, which measures investment-grade bonds (rated BBB-/Baa3 and above),1 returned 4.28%.

For the six-month period, American Funds Global Balanced Fund gained 8.28%. The return included dividends totaling 30 cents per share. The fund’s peer group, represented by the Lipper Flexible Portfolio Funds Index, rose 7.84%. The 60%/40%

Results at a glance

For periods ended April 30, 2019, with all distributions reinvested.

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	Lifetime (since 2/1/11)

American Funds Global Balanced Fund (Class A shares)	8.28%	2.53%	3.88%	6.04%
MSCI ACWI (All Country World Index)[2]	9.37	5.06	6.96	7.60
Bloomberg Barclays Global Aggregate Index[3]	4.28	0.94	0.75	1.71
60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index[2,3,4]	7.50	3.65	4.59	5.38
Lipper Flexible Portfolio Funds Index[5]	7.84	5.26	5.31	6.38

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch, as an indication of an issuer’s creditworthiness.
[2]	Source: MSCI. MSCI ACWI results reflect dividends net of withholding taxes. The index is a free float-adjusted market-capitalization-weighted index that is designed to measure results of more than 40 developed and emerging equity markets.
[3]	Source: Bloomberg Index Services Ltd.
[4]	The 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index blends the MSCI ACWI with the Bloomberg Barclays Global Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.
[5]	Source: Thomson Reuters Lipper. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

American Funds Global Balanced Fund	1

MSCI ACWI/Bloomberg Barclays Global Aggregate Index, which blends the stock and bond indexes at 60% and 40%, respectively, gained 7.50%. We are pleased that over its lifetime the fund has returned an annualized 6.04%, outpacing the 60%/40% blend’s 5.38% lifetime return.

Market review

Stocks plunged in December as the U.S. Federal Reserve raised interest rates to contain nascent inflationary pressures. But a less aggressive tone by the Fed and other central banks, along with signs of progress in U.S.-China trade negotiations, breathed new life into financial markets.

In the U.S., first quarter GDP rose 3.1%, helped by exports and inventory accumulation. Despite a decline of 7.18% in the last two months of 2018, the unmanaged Standard & Poor’s 500 Composite Index, a market-capitalization-weighted index based on the results of approximately 500 widely held stocks, added 9.76% over the six-month period and set a record high by late April.

European equities rebounded amid signs that the European Central Bank would launch new stimulus measures. Turmoil surrounding the U.K.’s departure from the European Union continued to weigh on the continent’s outlook. Emerging market stocks rallied as U.S. interest rates fell, global trade tensions cooled and China stimulated its economy.

Central banks’ dovish policy direction and concerns about softer global economic growth drove the rally in fixed income. European government bonds gained amid weak economic data. The U.S. dollar rose slightly.

Portfolio review

The fund strives for the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income. We believe the focus on principal conservation and income can prove valuable when market sentiment reverses or geopolitical tensions flare.

Stock selection in the consumer discretionary and information technology sectors supported results during the period. Broadcom, Tencent, Alibaba and Netflix produced solid returns. However, tobacco and energy holdings hampered the fund’s returns.

2	American Funds Global Balanced Fund

Among the 10 largest equity holdings, five rose in price. Microsoft, Facebook and Broadcom advanced as technology companies rebounded. Netflix gained on strong subscriber additions in the first quarter. Health care companies Abbott rose and Novartis fell. Energy companies Royal Dutch Shell and TOTAL declined amid volatile oil prices. British American Tobacco and Gilead Sciences also fell.

The road ahead

We are maintaining a somewhat defensive positioning in light of economic and geopolitical risks and above-average valuations in the U.S. While the U.S. economy appears to be on solid footing in the near term, growth remains weak in Europe and Japan, and it remains to be seen whether China will benefit from recent stimulus. Although indications of progress in U.S.-China talks helped support financial markets through April, a renewed escalation of tensions in May cast doubt on the prospects for a deal.

We continue to favor non-U.S. investments in a variety of industries, although the U.S. remains a clear leader in more technology-driven sectors. We maintain significant allocations to health care and technology for exposure to innovations with significant growth potential.

Within fixed income, managers are cautious on valuations, particularly in corporate credit, given the limited potential for further declines in rates after the recent fall. Managers are finding some good values among higher-quality credits in emerging markets, such as Mexico and India.

We welcome new shareholders to the fund, and we thank you for your trust. We look forward to reporting to you again in six months.

Cordially,

Eric S. Richter
President

June 14, 2019

For current information about the fund, visit americanfunds.com.

American Funds Global Balanced Fund	3

Summary investment portfolio April 30, 2019	unaudited

Investment mix by security type	Percent of net assets

Five largest sectors in common stock holdings	Percent of net assets
Health care	9.35%
Energy	7.66
Communication services	6.89
Information technology	6.63
Financials	6.44

Currency diversification	Percent of net assets

				Short-term
			Forward	securities &
			currency	other assets
	Equity securities	Bonds & notes	contracts	less liabilities	Total
U.S. dollars	26.15%	21.07%	(.69)%	5.20%	52.42%
Euros	7.64	4.11	.84	—	11.75
British pounds	7.83	.48	.71	.23	8.54
Japanese yen	3.97	3.90	.62	—	7.87
Hong Kong dollars	4.27	—	—	—	4.27
Swiss francs	3.11	—	—	—	3.11
Candian dollars	1.80	.31	(.08)	—	2.11
Indian rupees	.99	.46	(.09)	—	1.45
South Korean won	1.17	.19	—	—	1.36
Mexican pesos	—	1.28	—	—	1.28
Other currencies	1.83	3.90	(1.31)	.11	5.84
Total					100.00%

Common stocks 58.55%	Shares	Value (000)
Health care 9.35%
Abbott Laboratories	3,182,879	$253,230
Gilead Sciences, Inc.	3,852,000	250,534
Novartis AG	2,604,950	212,727
AbbVie Inc.	2,661,800	211,320
UnitedHealth Group Inc.	715,000	166,645
Daiichi Sankyo Co., Ltd.[1]	2,862,000	140,868

4	American Funds Global Balanced Fund

	Shares	Value (000)
Thermo Fisher Scientific Inc.	436,000	$120,968
Amgen Inc.	616,246	110,505
Stryker Corp.	560,150	105,818
Other securities		190,166
		1,762,781

Energy 7.66%
Royal Dutch Shell PLC, Class B	8,192,400	263,280
Royal Dutch Shell PLC, Class A (GBP denominated)	2,960,056	94,568
TOTAL SA	3,967,316	220,462
BP PLC	21,009,351	153,145
Canadian Natural Resources, Ltd. (CAD denominated)	4,748,000	142,543
Exxon Mobil Corp.	1,391,000	111,669
Other securities		458,757
		1,444,424

Communication services 6.89%
Netflix, Inc.[2]	718,950	266,400
Facebook, Inc., Class A2	1,233,600	238,578
Alphabet Inc., Class C2	84,806	100,790
Tencent Holdings Ltd.	3,462,000	171,229
Other securities		523,128
		1,300,125

Information technology 6.63%
Microsoft Corp.	2,688,300	351,092
Broadcom Inc.	847,700	269,908
Intel Corp.	3,414,500	174,276
Taiwan Semiconductor Manufacturing Co., Ltd.	11,975,000	100,370
Other securities		354,189
		1,249,835

Financials 6.44%
Zurich Insurance Group AG	579,125	184,658
HDFC Bank Ltd.	3,701,520	123,330
BNP Paribas SA	2,045,000	108,835
Other securities		798,366
		1,215,189

Consumer staples 6.31%
British American Tobacco PLC	5,567,957	217,092
British American Tobacco PLC (ADR)	454,516	17,817
Imperial Brands PLC	6,019,600	191,215
Philip Morris International Inc.	2,064,218	178,679
Altria Group, Inc.	2,849,795	154,829
Pernod Ricard SA	837,000	145,839
Nestlé SA	1,205,791	116,029
Other securities		168,779
		1,190,279

Utilities 4.05%
ENGIE SA, bonus shares[1]	8,599,943	127,371
ENGIE SA	1,261,493	18,684
E.ON SE	11,305,000	121,319

American Funds Global Balanced Fund	5

Common stocks (continued)	Shares		Value (000)
Utilities (continued)
China Gas Holdings Ltd.		35,160,946	$113,172
Other securities			384,350
			764,896

Consumer discretionary 3.85%
Alibaba Group Holding Ltd. (ADR)[2]		904,500	167,848
Hyundai Motor Co.		828,975	98,286
Other securities			460,503
			726,637

Materials 3.08%
Rio Tinto PLC		2,767,200	161,116
Asahi Kasei Corp.[1]		13,573,000	139,318
Other securities			279,732
			580,166

Industrials 3.02%
General Dynamics Corp.		976,300	174,484
Other securities			395,865
			570,349

Real estate 1.27%
Other securities			239,123

Total common stocks (cost: $9,385,508,000)			11,043,804

Preferred securities 0.21%
Financials 0.21%
Fannie Mae, Series S, 8.25% noncumulative[2]		1,694,625	18,777
Fannie Mae, Series T, 8.25% noncumulative[2]		167,000	1,688
Fannie Mae, Series R, 7.625% noncumulative[2]		104,000	1,011
Other securities			17,700

Total preferred securities (cost: $30,674,000)			39,176

Bonds, notes & other debt instruments 35.70%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 14.64%
Italy (Republic of) 0.10% 2023[3]		€60,694	66,928
Italy (Republic of) 2.80% 2028		107,910	125,141
Italy (Republic of) 1.35%–1.85% 2022–2024		63,550	72,119
Japan, Series 395, 0.10% 2020		¥13,120,000	118,269
Japan, Series 346, 0.10% 2027		14,970,000	137,014
Japan 0.10%–2.30% 2020–2048		35,592,100	343,199
Japan 0.10% 2023–2028[3]		14,644,225	136,330
United Mexican States 5.75%–10.00% 2020–2027	MXN	4,630,400	231,614
United Mexican States 4.15%–5.75% 2027–2110		$7,660	7,833
Other securities			1,522,344
			2,760,791

6	American Funds Global Balanced Fund

	Principal amount		Value
	(000)		(000)
U.S. Treasury bonds & notes 11.40%
U.S. Treasury 10.41%
U.S. Treasury 1.75% 2022		$176,135	$173,576
U.S. Treasury 1.875% 2022		170,147	168,124
U.S. Treasury 2.50% 2023		124,600	125,733
U.S. Treasury 2.625% 2023		105,000	106,414
U.S. Treasury 2.75% 2023[4]		218,885	222,954
U.S. Treasury 2.75% 2028[4]		114,825	117,306
U.S. Treasury 1.75%–3.00% 2021–2049[4]		1,042,156	1,048,862
			1,962,969

U.S. Treasury inflation-protected securities 0.99%
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]		111,710	110,602
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2022–2044[3]		75,739	76,734
			187,336

Total U.S. Treasury bonds & notes			2,150,305

Corporate bonds & notes 7.33%
Health care 1.44%
Abbott Laboratories 3.75% 2026		2,266	2,359
AbbVie Inc. 2.50%–4.50% 2020–2035		12,787	12,628
Other securities			256,233
			271,220

Consumer staples 1.34%
Altria Group, Inc. 2.63%–4.75% 2020–2026		81,232	83,486
Altria Group, Inc. 1.00%–2.20% 2023–2027		€17,700	20,306
British American Tobacco PLC 2.30%–4.39% 2020–2037		$54,670	53,829
Reynolds American Inc. 4.00%–4.45% 2022–2025		4,860	5,012
Other securities			90,857
			253,490

Financials 1.34%
Banco Nacional de Comercio Exterior SNC 3.80% 2026 (UST Yield Curve Rate T Note Constant Maturity 5 year + 3.00% on 8/11/2021)[5,6]		1,550	1,527
Other securities			251,648
			253,175

Energy 0.87%
Petróleos Mexicanos 6.35%–8.00% 2019–2048		24,330	23,987
Petróleos Mexicanos 7.19%–7.47% 2024–2026	MXN	192,000	8,248
Shell International Finance BV 3.50% 2023		$9,735	10,041
Other securities			121,084
			163,360

Information technology 0.15%
Microsoft Corp. 2.40%–3.30% 2026–2027		13,168	12,907
Other securities			15,003
			27,910

Other corporate bonds & notes 2.19%
Other securities			412,922

Total corporate bonds & notes			1,382,077

American Funds Global Balanced Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations 2.33%
Fannie Mae 3.50%–6.00% 2037–2049[7,8,9]	$247,021	$253,837
Other securities		186,775
		440,612

Total bonds, notes & other debt instruments (cost: $6,721,605,000)		6,733,785

Short-term securities 5.49%	Shares
Money market investments 5.15%
Capital Group Central Cash Fund	9,710,527	970,956

	Principal amount
	(000)
Other short-term securities 0.34%
Other securities		63,923

Total short-term securities (cost: $1,038,425,000)		1,034,879
Total investment securities 99.95% (cost: $17,176,212,000)		18,851,644
Other assets less liabilities 0.05%		9,290

Net assets 100.00%		$18,860,934

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount [10]	4/30/2019 [11]	at 4/30/2019
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
2 Year U.S. Treasury Note Futures	Long	5,543	July 2019	$1,108,600	$1,180,702	$1,929
5 Year U.S. Treasury Note Futures	Long	4,533	July 2019	453,300	524,199	3,365
10 Year Euro-Bund Futures	Short	540	June 2019	€(54,000)	(100,122)	(20)
10 Year Ultra U.S. Treasury Note Futures	Short	104	June 2019	$(10,400)	(13,705)	(69)
30 Year Euro-Buxl Futures	Short	37	June 2019	€(3,700)	(7,833)	157
						$5,362

8	American Funds Global Balanced Fund

Forward currency contracts

				Unrealized
				(depreciation)
Contract amount				appreciation
Purchases	Sales			at 4/30/2019
(000)	(000)	Counterparty	Settlement date	(000)
GBP11,100	USD14,606	Bank of America, N.A.	5/3/2019	$(130)
USD22,148	EUR19,599	JPMorgan Chase	5/6/2019	154
USD7,184	MYR29,330	HSBC Bank	5/6/2019	91
USD8,056	CNH54,190	HSBC Bank	5/6/2019	11
USD1,103	EUR980	JPMorgan Chase	5/6/2019	3
USD15,763	CAD21,125	Bank of America, N.A.	5/6/2019	(7)
EUR19,599	USD22,193	HSBC Bank	5/6/2019	(200)
USD64,697	GBP49,000	JPMorgan Chase	5/7/2019	777
USD37,567	AUD53,000	Citibank	5/7/2019	198
USD14,395	AUD20,225	Morgan Stanley	5/7/2019	135
USD14,649	PLN55,470	JPMorgan Chase	5/7/2019	131
USD16,005	JPY1,771,410	Bank of America, N.A.	5/7/2019	93
PLN55,470	USD14,569	JPMorgan Chase	5/7/2019	(50)
AUD20,225	USD14,336	Citibank	5/7/2019	(76)
USD15,084	ILS54,625	JPMorgan Chase	5/7/2019	(105)
GBP20,100	USD26,639	JPMorgan Chase	5/7/2019	(419)
JPY7,300,000	USD66,359	JPMorgan Chase	5/7/2019	(788)
GBP60,610	USD80,026	JPMorgan Chase	5/7/2019	(961)
EUR35,373	USD39,825	Citibank	5/8/2019	(123)
GBP29,995	USD39,371	HSBC Bank	5/8/2019	(241)
USD22,643	BRL87,650	JPMorgan Chase	5/9/2019	307
EUR27,000	JPY3,356,986	JPMorgan Chase	5/9/2019	149
JPY3,368,169	EUR27,000	Citibank	5/9/2019	(48)
USD13,590	INR943,300	HSBC Bank	5/10/2019	46
EUR7,251	PLN31,150	UBS AG	5/14/2019	(12)
EUR41,191	USD46,409	Standard Chartered Bank	5/14/2019	(152)
JPY4,322,721	USD38,861	Goldman Sachs	5/15/2019	(6)
GBP23,020	USD30,254	JPMorgan Chase	5/15/2019	(211)
USD14,655	EUR13,010	Morgan Stanley	5/17/2019	41
USD14,086	THB449,500	Standard Chartered Bank	5/17/2019	— [12]
GBP6,850	USD8,975	JPMorgan Chase	5/20/2019	(32)
EUR48,696	USD55,042	Bank of America, N.A.	5/20/2019	(327)
USD11,269	MYR46,021	HSBC Bank	5/28/2019	145
INR555,238	USD7,957	Goldman Sachs	6/6/2019	(13)
USD7,698	INR555,238	Goldman Sachs	6/6/2019	(246)
JPY3,113,000	USD27,934	Morgan Stanley	6/7/2019	102
USD12,352	THB396,000	Standard Chartered Bank	6/7/2019	(63)
USD21,673	ILS78,350	Citibank	6/7/2019	(160)
EUR14,733	NOK142,000	Goldman Sachs	6/19/2019	105
EUR12,336	NOK118,810	Morgan Stanley	6/19/2019	98
EUR6,958	NOK66,825	JPMorgan Chase	6/19/2019	78
NOK345,000	EUR35,509	HSBC Bank	6/19/2019	66
NOK279,000	EUR28,708	Morgan Stanley	6/21/2019	59
EUR13,380	NOK129,500	Standard Chartered Bank	6/21/2019	34
EUR4,905	NOK47,475	Standard Chartered Bank	6/21/2019	13
USD64,576	CNH435,000	Standard Chartered Bank	6/28/2019	2
EUR42,400	USD48,332	JPMorgan Chase	7/17/2019	(444)
USD19,415	INR1,370,000	HSBC Bank	9/20/2019	55
USD15,479	THB492,538	Bank of America, N.A.	9/20/2019	(3)
INR1,146,000	USD16,346	HSBC Bank	9/20/2019	(151)
USD1,603	BRL6,270	JPMorgan Chase	12/18/2019	35
BRL660	USD165	Citibank	12/18/2019	— [12]
BRL1,925	USD487	HSBC Bank	12/18/2019	(5)

American Funds Global Balanced Fund	9

Forward currency contracts (continued)

				Unrealized
				(depreciation)
Contract amount				appreciation
Purchases	Sales			at 4/30/2019
(000)	(000)	Counterparty	Settlement date	(000)
USD21,960	BRL88,000	Citibank	12/18/2019	$(56)
USD2,489	BRL10,000	HSBC Bank	12/20/2019	(12)
BRL10,000	USD2,531	HSBC Bank	12/20/2019	(30)
USD9,158	EUR7,925	Bank of America, N.A.	3/26/2020	21
USD885	EUR765	JPMorgan Chase	3/26/2020	3
				$(2,119)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 4/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 4/30/2019 (000)
0.1575%	3-month SEK-STIBOR	4/2/2021	SKr3,700,000	$168	$—	$168
(0.0385)%	EONIA	12/4/2021	€131,100	798	—	798
7.75%	28-day MXN-TIIE	3/21/2024	MXN767,000	(210)	—	(210)
					$—	$756

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $876,665,000, which represented 4.65% of the net assets of the fund. This amount includes $749,294,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $15,119,000, which represented .08% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $421,555,000, which represented 2.24% of the net assets of the fund.
[6]	Step bond; coupon rate may change at a later date.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Coupon rate may change periodically.
[9]	Purchased on a TBA basis.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.
[12]	Amount less than one thousand.

10	American Funds Global Balanced Fund

Key to abbreviations and symbols

ADR = American Depositary Receipts

AUD = Australian dollars

BRL = Brazilian reais

CAD = Canadian dollars

CNH = Chinese yuan renminbi

EONIA = Euro Overnight Index Average

EUR/€ = Euros

GBP = British pounds

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK = Norwegian kroner

PLN = Polish zloty

SEK/SKr = Swedish kronor

STIBOR = Stockholm Interbank Offered Rate

TBA = To-be-announced

THB = Thai baht

TIIE = Equilibrium Interbank Interest Rate

USD/$ = U.S. dollars

See notes to financial statements

American Funds Global Balanced Fund	11

Financial statements

Statement of assets and liabilities	unaudited
at April 30, 2019	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $17,176,212)		$18,851,644
Cash		20,622
Cash denominated in currencies other than U.S. dollars (cost: $52,736)		52,751
Unrealized appreciation on open forward currency contracts		2,952
Receivables for:
Sales of investments	$114,242
Sales of fund’s shares	19,101
Dividends and interest	89,070
Variation margin on futures contracts	1,614
Variation margin on swap contracts	65	224,092
		19,152,061
Liabilities:
Unrealized depreciation on open forward currency contracts		5,071
Payables for:
Purchases of investments	263,364
Repurchases of fund’s shares	7,904
Investment advisory services	6,763
Services provided by related parties	2,885
Trustees’ deferred compensation	1,691
Variation margin on futures contracts	31
Variation margin on swap contracts	157
Other	3,261	286,056
Net assets at April 30, 2019		$18,860,934

Net assets consist of:
Capital paid in on shares of beneficial interest		$17,185,089
Total distributable earnings		1,675,845
Net assets at April 30, 2019		$18,860,934

See notes to financial statements

12	American Funds Global Balanced Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (577,692 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$5,453,315	167,080		$32.64
Class C	616,746	18,948		32.55
Class T	11	—	*	32.62
Class F-1	173,395	5,311		32.65
Class F-2	1,901,528	58,235		32.65
Class F-3	556,139	17,041		32.63
Class 529-A	270,773	8,302		32.62
Class 529-C	77,260	2,378		32.50
Class 529-E	14,446	443		32.58
Class 529-T	11	—	*	32.62
Class 529-F-1	35,114	1,076		32.63
Class R-1	5,211	160		32.57
Class R-2	46,285	1,424		32.51
Class R-2E	2,297	71		32.56
Class R-3	59,826	1,836		32.58
Class R-4	45,564	1,396		32.63
Class R-5E	2,294	70		32.62
Class R-5	18,501	566		32.68
Class R-6	9,582,218	293,355		32.66

*	Amount less than one thousand.

See notes to financial statements

American Funds Global Balanced Fund	13

Statement of operations	unaudited
for the six months ended April 30, 2019	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $9,791)	$175,697
Interest (net of non-U.S. taxes of $428)	100,894	$276,591
Fees and expenses*:
Investment advisory services	38,173
Distribution services	10,954
Transfer agent services	4,161
Administrative services	3,275
Reports to shareholders	223
Registration statement and prospectus	1,014
Trustees’ compensation	144
Auditing and legal	112
Custodian	556
Other	177
Total fees and expenses before reimbursements	58,789
Less transfer agent services reimbursements	1
Total fees and expenses after reimbursements		58,788
Net investment income		217,803

Net realized loss and unrealized appreciation:
Net realized (loss) gain on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $303)	(48,932)
Futures contracts	10,056
Forward currency contracts	(1,692)
Swap contracts	(187)
Currency transactions	(3,591)	(44,346)
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $1,276)	1,252,957
Futures contracts	5,402
Forward currency contracts	(15,519)
Swap contracts	756
Currency translations	789	1,244,385
Net realized loss and unrealized appreciation		1,200,039

Net increase in net assets resulting from operations		$1,417,842

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements

14	American Funds Global Balanced Fund

Statements of changes in net assets

(dollars in thousands)

	Six months ended April 30, 2019*	Year ended October 31, 2018
Operations:
Net investment income	$217,803	$371,074
Net realized loss	(44,346)	(24,765)
Net unrealized appreciation (depreciation)	1,244,385	(873,630)
Net increase (decrease) in net assets resulting from operations	1,417,842	(527,321)

Distributions paid to shareholders	(179,997)	(583,632)

Net capital share transactions	1,165,751	3,322,971

Total increase in net assets	2,403,596	2,212,018

Net assets:
Beginning of period	16,457,338	14,245,320
End of period	$18,860,934	$16,457,338

*	Unaudited.

See notes to financial statements

American Funds Global Balanced Fund	15

Notes to financial statements	unaudited

1. Organization

American Funds Global Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

16	American Funds Global Balanced Fund

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

American Funds Global Balanced Fund	17

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most

18	American Funds Global Balanced Fund

appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”) is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

American Funds Global Balanced Fund	19

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of April 30, 2019 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,599,897	$162,884	$—	$1,762,781
Energy	1,444,424	—	—	1,444,424
Communication services	1,183,525	116,600	—	1,300,125
Information technology	1,197,626	52,209	—	1,249,835
Financials	1,215,189	—	—	1,215,189
Consumer staples	1,120,652	69,627	—	1,190,279
Utilities	637,525	127,371	—	764,896
Consumer discretionary	713,365	13,272	—	726,637
Materials	381,503	198,663	—	580,166
Industrials	467,874	102,475	—	570,349
Real estate	205,559	33,564	—	239,123
Preferred securities	39,176	—	—	39,176
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	2,760,791	—	2,760,791
U.S. Treasury bonds & notes	—	2,150,305	—	2,150,305
Corporate bonds & notes	—	1,382,077	—	1,382,077
Mortgage-backed obligations	—	440,612	—	440,612
Short-term securities	970,956	63,923	—	1,034,879
Total	$11,177,271	$7,674,373	$—	$18,851,644

20	American Funds Global Balanced Fund

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$5,451	$—	$—	$5,451
Unrealized appreciation on open forward currency contracts	—	2,952	—	2,952
Unrealized appreciation on interest rate swaps	—	966	—	966
Liabilities:
Unrealized depreciation on futures contracts	(89)	—	—	(89)
Unrealized depreciation on open forward currency contracts	—	(5,071)	—	(5,071)
Unrealized depreciation on interest rate swaps	—	(210)	—	(210)
Total	$5,362	$(1,363)	$—	$3,999

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation against the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

American Funds Global Balanced Fund	21

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

22	American Funds Global Balanced Fund

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Liquidity risk — Certain fund holdings may be or become difficult or impossible to sell, particularly during times of market turmoil. Illiquidity may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse

American Funds Global Balanced Fund	23

impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as restricted cash pledged for futures contracts in the fund’s statement of assets and liabilities.

24	American Funds Global Balanced Fund

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $660,971,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $1,332,761,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as

American Funds Global Balanced Fund	25

collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $2,703,993,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts and interest rate swaps as of, or for the six months ended, April 30, 2019 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$5,451	Unrealized depreciation*	$89
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	2,952	Unrealized depreciation on open forward currency contracts	5,071
Swaps	Interest	Unrealized appreciation*	966	Unrealized depreciation*	210
			$9,369		$5,370

26	American Funds Global Balanced Fund

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$10,056	Net unrealized appreciation on futures contracts	$5,402
Forward currency	Currency	Net realized loss on forward currency contracts	(1,692)	Net unrealized depreciation on forward currency contracts	(15,519)
Swaps	Interest	Net realized loss on swap contracts	(187)	Net unrealized appreciation on swap contracts	756
			$8,177		$(9,361)

*	Includes cumulative appreciation/depreciation on futures contracts and interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps and future delivery contracts. For futures contracts and interest rate swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

American Funds Global Balanced Fund	27

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of April 30, 2019, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America, N.A.	$114	$(114)	$—	$—	$—
Citibank	198	(198)	—	—	—
Goldman Sachs	105	(105)	—	—	—
HSBC Bank	414	(414)	—	—	—
JPMorgan Chase	1,636	(1,636)	—	—	—
Standard Chartered Bank	49	(49)	—	—	—
Morgan Stanley	436	—	—	(436)	—
Total	$2,952	$(2,516)	$—	$(436)	$—
Liabilities:
Bank of America, N.A.	$467	$(114)	$(353)	$—	$—
Citibank	462	(198)	(260)	—	4
Goldman Sachs	265	(105)	(160)	—	—
HSBC Bank	639	(414)	(225)	—	—
JPMorgan Chase	3,011	(1,636)	(1,375)	—	—
Standard Chartered Bank	215	(49)	(114)	—	52
UBS AG	12	—	—	—	12
Total	$5,071	$(2,516)	$(2,487)	$—	$327

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2019, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

28	American Funds Global Balanced Fund

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2018, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$27,490
Capital loss carryforward*	(757)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of April 30, 2019, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$2,282,285
Gross unrealized depreciation on investments	(612,132)
Net unrealized appreciation on investments	1,670,153
Cost of investments	17,185,490

American Funds Global Balanced Fund	29

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended April 30, 2019					Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$50,311		$—	$50,311		$112,853		$75,443		$188,296
Class C	3,461		—	3,461		8,859		9,458		18,317
Class T	—	*	—	—	*	—	*	—	*	—	*
Class F-1	1,512		—	1,512		3,734		2,647		6,381
Class F-2	18,214		—	18,214		34,172		17,744		51,916
Class F-3	5,320		—	5,320		9,021		4,384		13,405
Class 529-A	2,390		—	2,390		5,527		3,761		9,288
Class 529-C	412		—	412		1,020		1,172		2,192
Class 529-E	117		—	117		273		211		484
Class 529-T	—	*	—	—	*	—	*	—	*	—	*
Class 529-F-1	347		—	347		649		347		996
Class R-1	28		—	28		66		71		137
Class R-2	260		—	260		671		710		1,381
Class R-2E	14		—	14		23		11		34
Class R-3	465		—	465		1,020		804		1,824
Class R-4	406		—	406		896		572		1,468
Class R-5E	22		—	22		10		—	*	10
Class R-5	224		—	224		547		329		876
Class R-6	96,494		—	96,494		186,548		100,079		286,627
Total	$179,997		$—	$179,997		$365,889		$217,743		$583,632

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.660% on the first $500 million of daily net assets and decreasing to 0.417% on such assets in excess of $17 billion. For the six months ended April 30, 2019, the investment advisory services fee was $38,173,000, which was equivalent to an annualized rate of 0.442% of average daily net assets.

30	American Funds Global Balanced Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2019, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also

American Funds Global Balanced Fund	31

include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently Class A shares pay an administrative services fee at the annual rate of 0.01% of daily net assets and all other share classes pay a fee at the annual rate of 0.05% of their respective daily net assets. The fund’s board of trustees authorized effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the daily net assets attributable to each share class of the fund (which could increase as noted above) for its provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

32	American Funds Global Balanced Fund

For the six months ended April 30, 2019, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$6,655	$2,509		$260		Not applicable
Class C	3,004	294		151		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	200	101		40		Not applicable
Class F-2	Not applicable	931		429		Not applicable
Class F-3	Not applicable	14		117		Not applicable
Class 529-A	300	109		64		$85
Class 529-C	367	32		19		24
Class 529-E	35	3		4		5
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	14		8		11
Class R-1	25	3		1		Not applicable
Class R-2	164	77		11		Not applicable
Class R-2E	6	2		—	*	Not applicable
Class R-3	144	42		14		Not applicable
Class R-4	54	22		11		Not applicable
Class R-5E	Not applicable	1		—	*	Not applicable
Class R-5	Not applicable	6		5		Not applicable
Class R-6	Not applicable	1		2,141		Not applicable
Total class-specific expenses	$10,954	$4,161		$3,275		$125

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred) and a net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

American Funds Global Balanced Fund	33

Security transactions with related funds — The fund has purchased from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2019, the fund engaged in such purchase and sale transactions with related funds in the amounts of $36,659,000 and $1,053,116,000, respectively, which generated $3,757,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2019.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2019

Class A	$435,044	14,179	$49,684		1,618		$(493,494)	(15,946)	$(8,766)	(149)
Class C	44,457	1,445	3,422		112		(80,013)	(2,572)	(32,134)	(1,015)
Class T	—	—	—		—		—	—	—	—
Class F-1	27,059	867	1,494		49		(24,568)	(792)	3,985	124
Class F-2	472,963	15,251	17,182		559		(315,215)	(10,173)	174,930	5,637
Class F-3	156,029	4,976	4,685		152		(59,700)	(1,918)	101,014	3,210
Class 529-A	20,724	664	2,387		78		(23,970)	(772)	(859)	(30)
Class 529-C	6,404	205	412		14		(9,603)	(310)	(2,787)	(91)
Class 529-E	1,077	35	116		4		(1,621)	(53)	(428)	(14)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	4,566	147	346		11		(3,848)	(124)	1,064	34
Class R-1	358	11	28		1		(352)	(11)	34	1
Class R-2	6,236	201	260		9		(7,030)	(228)	(534)	(18)
Class R-2E	528	17	14		—	†	(137)	(4)	405	13
Class R-3	7,027	227	463		15		(8,975)	(288)	(1,485)	(46)
Class R-4	7,374	237	406		13		(7,151)	(230)	629	20
Class R-5E	1,242	39	22		—	†	(806)	(25)	458	14
Class R-5	1,558	50	221		7		(7,117)	(226)	(5,338)	(169)
Class R-6	862,193	27,342	96,490		3,136		(23,120)	(742)	935,563	29,736
Total net increase (decrease)	$2,054,839	65,893	$177,632		5,778		$(1,066,720)	(34,414)	$1,165,751	37,257

34	American Funds Global Balanced Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2018

Class A	$936,001	28,755	$186,073		5,771		$(733,013)	(22,717)	$389,061	11,809
Class C	131,419	4,048	18,147		564		(138,463)	(4,294)	11,103	318
Class T	—	—	—		—		—	—	—	—
Class F-1	81,742	2,510	6,330		196		(85,962)	(2,664)	2,110	42
Class F-2	896,499	27,684	49,026		1,521		(354,949)	(11,025)	590,576	18,180
Class F-3	233,447	7,202	11,606		360		(67,003)	(2,081)	178,050	5,481
Class 529-A	67,190	2,064	9,285		288		(46,689)	(1,446)	29,786	906
Class 529-C	18,085	560	2,192		68		(27,008)	(834)	(6,731)	(206)
Class 529-E	3,273	101	483		15		(2,932)	(91)	824	25
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	15,643	484	996		31		(4,571)	(140)	12,068	375
Class R-1	1,606	50	136		4		(1,788)	(55)	(46)	(1)
Class R-2	14,894	459	1,379		43		(17,303)	(538)	(1,030)	(36)
Class R-2E	1,349	42	34		1		(285)	(9)	1,098	34
Class R-3	18,898	585	1,814		56		(14,209)	(438)	6,503	203
Class R-4	17,542	540	1,468		46		(10,301)	(318)	8,709	268
Class R-5E	2,003	62	9		—	†	(234)	(6)	1,778	56
Class R-5	8,344	256	869		27		(5,548)	(171)	3,665	112
Class R-6	1,886,664	57,974	286,624		8,889		(77,841)	(2,419)	2,095,447	64,444
Total net increase (decrease)	$4,334,599	133,376	$576,471		17,880		$(1,588,099)	(49,246)	$3,322,971	102,010

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $7,579,596,000 and $5,667,311,000, respectively, during the six months ended April 30, 2019.

10. Ownership concentration

At April 30, 2019, the fund had one shareholder, American Funds Moderate Growth and Income Portfolio, with aggregate ownership of the fund’s outstanding shares of 12%. CRMC is the investment adviser to American Funds Moderate Growth and Income Portfolio.

American Funds Global Balanced Fund	35

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
4/30/2019[5,6]	$30.44	$.37	$2.13	$2.50
10/31/2018	32.48	.70	(1.58)	(.88)
10/31/2017	29.66	.60	2.78	3.38
10/31/2016	29.66	.59	.50	1.09
10/31/2015	31.49	.52	(1.27)	(.75)
10/31/2014	30.22	.68	1.68	2.36
Class C:
4/30/2019[5,6]	30.36	.24	2.13	2.37
10/31/2018	32.39	.45	(1.56)	(1.11)
10/31/2017	29.58	.36	2.77	3.13
10/31/2016	29.58	.35	.50	.85
10/31/2015	31.42	.28	(1.28)	(1.00)
10/31/2014	30.16	.43	1.68	2.11
Class T:
4/30/2019[5,6]	30.43	.40	2.13	2.53
10/31/2018	32.48	.76	(1.57)	(.81)
10/31/2017[5,11]	30.58	.38	1.86	2.24
Class F-1:
4/30/2019[5,6]	30.45	.36	2.13	2.49
10/31/2018	32.49	.69	(1.58)	(.89)
10/31/2017	29.66	.59	2.78	3.37
10/31/2016	29.66	.57	.50	1.07
10/31/2015	31.50	.50	(1.28)	(.78)
10/31/2014	30.22	.71	1.64	2.35
Class F-2:
4/30/2019[5,6]	30.46	.40	2.12	2.52
10/31/2018	32.50	.77	(1.57)	(.80)
10/31/2017	29.68	.67	2.78	3.45
10/31/2016	29.67	.65	.51	1.16
10/31/2015	31.51	.59	(1.29)	(.70)
10/31/2014	30.24	.71	1.71	2.42
Class F-3:
4/30/2019[5,6]	30.44	.42	2.12	2.54
10/31/2018	32.48	.80	(1.57)	(.77)
10/31/2017[5,12]	30.03	.52	2.40	2.92

36	American Funds Global Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[4]		Ratio of net income to average net assets[2,4]

$(.30)	$—	$(.30)	$32.64	8.28%[7]	$5,453		.83%[8]		.83%[8]		2.37%[8]
(.68)	(.48)	(1.16)	30.44	(2.85)	5,091		.84		.84		2.15
(.56)	—	(.56)	32.48	11.51	5,049		.85		.85		1.95
(.54)	(.55)	(1.09)	29.66	3.78	4,554		.85		.85		2.02
(.36)	(.72)	(1.08)	29.66	(2.42)	4,550		.85		.85		1.72
(.57)	(.52)	(1.09)	31.49	7.91	4,430		.89		.89		2.20

(.18)	—	(.18)	32.55	7.83 [7]	617		1.61	[8]	1.61	[8]	1.59	[8]
(.44)	(.48)	(.92)	30.36	(3.58)	606		1.61		1.61		1.39
(.32)	—	(.32)	32.39	10.64	636		1.63		1.63		1.17
(.30)	(.55)	(.85)	29.58	2.97	616		1.65		1.65		1.21
(.12)	(.72)	(.84)	29.58	(3.23)	616		1.65		1.65		.93
(.33)	(.52)	(.85)	31.42	7.10	568		1.69		1.69		1.39

(.34)	—	(.34)	32.62	8.38 [7,9]	—	[10]	.59	[8,9]	.59	[8,9]	2.60	[8,9]
(.76)	(.48)	(1.24)	30.43	(2.67)[9]	—	[10]	.62	[9]	.62	[9]	2.34	[9]
(.34)	—	(.34)	32.48	7.36 [7,9]	—	[10]	.62	[8,9]	.62	[8,9]	2.12	[8,9]

(.29)	—	(.29)	32.65	8.24 [7]	173		.89	[8]	.89	[8]	2.31	[8]
(.67)	(.48)	(1.15)	30.45	(2.90)	158		.89		.89		2.12
(.54)	—	(.54)	32.49	11.43	167		.90		.90		1.90
(.52)	(.55)	(1.07)	29.66	3.76	191		.91		.91		1.96
(.34)	(.72)	(1.06)	29.66	(2.51)	183		.91		.91		1.66
(.55)	(.52)	(1.07)	31.50	7.87	184		.94		.94		2.27

(.33)	—	(.33)	32.65	8.35 [7]	1,902		.63	[8]	.63	[8]	2.58	[8]
(.76)	(.48)	(1.24)	30.46	(2.63)	1,602		.62		.62		2.38
(.63)	—	(.63)	32.50	11.75	1,119		.64		.64		2.16
(.60)	(.55)	(1.15)	29.68	4.03	698		.65		.65		2.21
(.42)	(.72)	(1.14)	29.67	(2.24)	532		.65		.65		1.94
(.63)	(.52)	(1.15)	31.51	8.16	427		.68		.68		2.28

(.35)	—	(.35)	32.63	8.42 [7]	556		.52	[8]	.52	[8]	2.70	[8]
(.79)	(.48)	(1.27)	30.44	(2.54)	421		.52		.52		2.48
(.47)	—	(.47)	32.48	9.78 [7]	271		.53	[8]	.53	[8]	2.14	[8]

See end of table for footnotes.

American Funds Global Balanced Fund	37

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
4/30/2019[5,6]	$30.42	$.36	$2.13	$2.49
10/31/2018	32.47	.68	(1.58)	(.90)
10/31/2017	29.64	.59	2.79	3.38
10/31/2016	29.64	.57	.49	1.06
10/31/2015	31.48	.50	(1.28)	(.78)
10/31/2014	30.21	.66	1.68	2.34
Class 529-C:
4/30/2019[5,6]	30.31	.24	2.12	2.36
10/31/2018	32.34	.43	(1.57)	(1.14)
10/31/2017	29.53	.34	2.78	3.12
10/31/2016	29.53	.33	.51	.84
10/31/2015	31.37	.26	(1.28)	(1.02)
10/31/2014	30.12	.41	1.67	2.08
Class 529-E:
4/30/2019[5,6]	30.39	.32	2.13	2.45
10/31/2018	32.43	.61	(1.57)	(.96)
10/31/2017	29.61	.52	2.78	3.30
10/31/2016	29.61	.50	.50	1.00
10/31/2015	31.45	.42	(1.28)	(.86)
10/31/2014	30.18	.59	1.67	2.26
Class 529-T:
4/30/2019[5,6]	30.43	.39	2.13	2.52
10/31/2018	32.48	.75	(1.57)	(.82)
10/31/2017[5,11]	30.58	.37	1.86	2.23
Class 529-F-1:
4/30/2019[5,6]	30.44	.39	2.13	2.52
10/31/2018	32.48	.75	(1.56)	(.81)
10/31/2017	29.66	.65	2.78	3.43
10/31/2016	29.65	.63	.51	1.14
10/31/2015	31.50	.56	(1.29)	(.73)
10/31/2014	30.23	.72	1.68	2.40
Class R-1:
4/30/2019[5,6]	30.38	.24	2.13	2.37
10/31/2018	32.42	.44	(1.57)	(1.13)
10/31/2017	29.59	.37	2.77	3.14
10/31/2016	29.59	.38	.50	.88
10/31/2015	31.43	.31	(1.28)	(.97)
10/31/2014	30.17	.52	1.66	2.18

38	American Funds Global Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[4]		Ratio of net income to average net assets[2,4]

$(.29)	$—	$(.29)	$32.62	8.24%[7]	$271		.90%[8]		.90%[8]		2.30%[8]
(.67)	(.48)	(1.15)	30.42	(2.93)	253		.89		.89		2.11
(.55)	—	(.55)	32.47	11.50	241		.90		.90		1.90
(.51)	(.55)	(1.06)	29.64	3.70	207		.93		.93		1.94
(.34)	(.72)	(1.06)	29.64	(2.53)	199		.93		.93		1.65
(.55)	(.52)	(1.07)	31.48	7.87	196		.96		.96		2.14

(.17)	—	(.17)	32.50	7.83 [7]	77		1.66	[8]	1.66	[8]	1.54	[8]
(.41)	(.48)	(.89)	30.31	(3.66)	75		1.66		1.66		1.33
(.31)	—	(.31)	32.34	10.61	87		1.69		1.69		1.11
(.29)	(.55)	(.84)	29.53	2.91	78		1.72		1.72		1.15
(.10)	(.72)	(.82)	29.53	(3.30)	77		1.73		1.73		.85
(.31)	(.52)	(.83)	31.37	6.99	73		1.76		1.76		1.33

(.26)	—	(.26)	32.58	8.10 [7]	15		1.12	[8]	1.12	[8]	2.08	[8]
(.60)	(.48)	(1.08)	30.39	(3.13)	14		1.12		1.12		1.88
(.48)	—	(.48)	32.43	11.19	14		1.13		1.13		1.67
(.45)	(.55)	(1.00)	29.61	3.51	12		1.16		1.16		1.71
(.26)	(.72)	(.98)	29.61	(2.77)	12		1.18		1.18		1.40
(.47)	(.52)	(.99)	31.45	7.57	11		1.21		1.21		1.90

(.33)	—	(.33)	32.62	8.34 [7,9]	—	[10]	.65	[8,9]	.65	[8,9]	2.52	[8,9]
(.75)	(.48)	(1.23)	30.43	(2.71)[9]	—	[10]	.65	[9]	.65	[9]	2.31	[9]
(.33)	—	(.33)	32.48	7.33 [7,9]	—	[10]	.68	[8,9]	.68	[8,9]	2.06	[8,9]

(.33)	—	(.33)	32.63	8.34 [7]	35		.67	[8]	.67	[8]	2.54	[8]
(.75)	(.48)	(1.23)	30.44	(2.67)	32		.66		.66		2.33
(.61)	—	(.61)	32.48	11.69	22		.69		.69		2.11
(.58)	(.55)	(1.13)	29.66	3.95	17		.72		.72		2.15
(.40)	(.72)	(1.12)	29.65	(2.34)	14		.72		.72		1.86
(.61)	(.52)	(1.13)	31.50	8.08	12		.76		.76		2.33

(.18)	—	(.18)	32.57	7.83 [7]	5		1.62	[8]	1.62	[8]	1.58	[8]
(.43)	(.48)	(.91)	30.38	(3.62)	5		1.62		1.62		1.37
(.31)	—	(.31)	32.42	10.68	5		1.63		1.63		1.19
(.33)	(.55)	(.88)	29.59	3.04	7		1.58		1.58		1.30
(.15)	(.72)	(.87)	29.59	(3.12)[9]	8		1.54	[9]	1.54	[9]	1.04	[9]
(.40)	(.52)	(.92)	31.43	7.35 [9]	8		1.44	[9]	1.44	[9]	1.69	[9]

See end of table for footnotes.

American Funds Global Balanced Fund	39

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
4/30/2019[5,6]	$30.33	$.24	$2.12	$2.36
10/31/2018	32.37	.45	(1.57)	(1.12)
10/31/2017	29.55	.37	2.78	3.15
10/31/2016	29.56	.36	.49	.85
10/31/2015	31.40	.29	(1.28)	(.99)
10/31/2014	30.15	.43	1.67	2.10
Class R-2E:
4/30/2019[5,6]	30.37	.29	2.13	2.42
10/31/2018	32.44	.56	(1.59)	(1.03)
10/31/2017	29.64	.46	2.78	3.24
10/31/2016	29.63	.41	.58	.99
10/31/2015	31.48	.51	(1.28)	(.77)
10/31/2014[5,13]	31.95	.06	(.39)	(.33)
Class R-3:
4/30/2019[5,6]	30.39	.31	2.13	2.44
10/31/2018	32.43	.59	(1.57)	(.98)
10/31/2017	29.61	.51	2.78	3.29
10/31/2016	29.61	.49	.50	.99
10/31/2015	31.45	.42	(1.27)	(.85)
10/31/2014	30.19	.58	1.67	2.25
Class R-4:
4/30/2019[5,6]	30.44	.36	2.12	2.48
10/31/2018	32.48	.69	(1.57)	(.88)
10/31/2017	29.66	.60	2.78	3.38
10/31/2016	29.66	.57	.51	1.08
10/31/2015	31.50	.52	(1.29)	(.77)
10/31/2014	30.23	.67	1.68	2.35
Class R-5E:
4/30/2019[5,6]	30.43	.40	2.12	2.52
10/31/2018	32.48	.73	(1.54)	(.81)
10/31/2017	29.64	.69	2.79	3.48
10/31/2016[5,14]	29.46	.59	.72	1.31
Class R-5:
4/30/2019[5,6]	30.48	.40	2.14	2.54
10/31/2018	32.53	.79	(1.59)	(.80)
10/31/2017	29.70	.69	2.79	3.48
10/31/2016	29.70	.67	.49	1.16
10/31/2015	31.54	.60	(1.28)	(.68)
10/31/2014	30.25	.89	1.56	2.45

40	American Funds Global Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[4]		Ratio of net income to average net assets[2,4]

$(.18)	$—	$(.18)	$32.51	7.82%[7]	$46		1.61%[8]		1.61%[8]		1.59%[8]
(.44)	(.48)	(.92)	30.33	(3.57)	44		1.60		1.60		1.39
(.33)	—	(.33)	32.37	10.68	48		1.60		1.60		1.20
(.31)	(.55)	(.86)	29.55	2.97	44		1.64		1.64		1.22
(.13)	(.72)	(.85)	29.56	(3.19)	41		1.62		1.62		.96
(.33)	(.52)	(.85)	31.40	7.06	36		1.69		1.69		1.40

(.23)	—	(.23)	32.56	8.01 [7]	2		1.32	[8]	1.32	[8]	1.90	[8]
(.56)	(.48)	(1.04)	30.37	(3.34)	2		1.31		1.31		1.75
(.44)	—	(.44)	32.44	11.01	1		1.33		1.33		1.48
(.43)	(.55)	(.98)	29.64	3.45	—	[10]	1.35		1.32		1.42
(.36)	(.72)	(1.08)	29.63	(2.48)[9]	—	[10]	.90	[9]	.90	[9]	1.69	[9]
(.14)	—	(.14)	31.48	(1.04)[7,9]	—	[10]	.13	[7,9]	.13	[7,9]	.20	[7,9]

(.25)	—	(.25)	32.58	8.08 [7]	60		1.16	[8]	1.16	[8]	2.03	[8]
(.58)	(.48)	(1.06)	30.39	(3.16)	57		1.16		1.16		1.83
(.47)	—	(.47)	32.43	11.18	54		1.16		1.16		1.65
(.44)	(.55)	(.99)	29.61	3.45	50		1.20		1.20		1.68
(.27)	(.72)	(.99)	29.61	(2.75)	45		1.18		1.18		1.40
(.47)	(.52)	(.99)	31.45	7.57	36		1.22		1.22		1.87

(.29)	—	(.29)	32.63	8.23 [7]	46		.87	[8]	.87	[8]	2.34	[8]
(.68)	(.48)	(1.16)	30.44	(2.87)	42		.86		.86		2.14
(.56)	—	(.56)	32.48	11.49	36		.87		.87		1.94
(.53)	(.55)	(1.08)	29.66	3.74	27		.90		.90		1.96
(.35)	(.72)	(1.07)	29.66	(2.47)	25		.88		.88		1.71
(.56)	(.52)	(1.08)	31.50	7.92	22		.91		.91		2.16

(.33)	—	(.33)	32.62	8.35 [7]	2		.67	[8]	.67	[8]	2.60	[8]
(.76)	(.48)	(1.24)	30.43	(2.66)	1		.65		.65		2.31
(.64)	—	(.64)	32.48	11.86	—	[10]	.75		.57		2.23
(.58)	(.55)	(1.13)	29.64	4.58 [7]	—	[10]	.75	[8]	.75	[8]	2.13	[8]

(.34)	—	(.34)	32.68	8.40 [7]	19		.57	[8]	.57	[8]	2.57	[8]
(.77)	(.48)	(1.25)	30.48	(2.61)	22		.57		.57		2.43
(.65)	—	(.65)	32.53	11.84	20		.58		.58		2.22
(.61)	(.55)	(1.16)	29.70	4.04	8		.60		.60		2.28
(.44)	(.72)	(1.16)	29.70	(2.19)	6		.60		.60		1.97
(.64)	(.52)	(1.16)	31.54	8.23	5		.62		.62		2.87

See end of table for footnotes.

American Funds Global Balanced Fund	41

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
4/30/2019[5,6]	$30.47	$.42	$2.12	$2.54
10/31/2018	32.51	.80	(1.57)	(.77)
10/31/2017	29.68	.70	2.79	3.49
10/31/2016	29.68	.68	.50	1.18
10/31/2015	31.52	.65	(1.32)	(.67)
10/31/2014	30.25	.75	1.71	2.46

	Six months ended	Year ended October 31
Portfolio turnover rate for all share classes[15]	April 30, 2019[5,6,7]	2018	2017	2016	2015	2014
Excluding mortgage dollar roll transactions	27%	45%	37%	39%	46%	Not available
Including mortgage dollar roll transactions	38%	59%	44%	59%	85%	74%

See notes to financial statements

42	American Funds Global Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements	Ratio of expenses to average net assets after reimbursements[4]	Ratio of net income to average net assets[2,4]

$(.35)	$—	$(.35)	$32.66	8.41%[7]	$9,582	.52%[8]	.52%[8]	2.69%[8]
(.79)	(.48)	(1.27)	30.47	(2.53)	8,032	.52	.52	2.48
(.66)	—	(.66)	32.51	11.90	6,475	.53	.53	2.27
(.63)	(.55)	(1.18)	29.68	4.10	3,993	.54	.54	2.33
(.45)	(.72)	(1.17)	29.68	(2.14)	2,893	.54	.54	2.16
(.67)	(.52)	(1.19)	31.52	8.27	199	.57	.57	2.42

[1]	Based on average shares outstanding.
[2]	For the year ended October 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.17 and .54 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class R-2E shares began investment operations on August 29, 2014.
[14]	Class R-5E shares began investment operations on November 20, 2015.
[15]	Refer to Note 5 for more information on mortgage dollar rolls.

American Funds Global Balanced Fund	43

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2018, through April 30, 2019).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

44	American Funds Global Balanced Fund

	Beginning account value 11/1/2018	Ending account value 4/30/2019	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,082.77	$4.29	.83%
Class A – assumed 5% return	1,000.00	1,020.68	4.16	.83
Class C – actual return	1,000.00	1,078.35	8.30	1.61
Class C – assumed 5% return	1,000.00	1,016.81	8.05	1.61
Class T – actual return	1,000.00	1,083.80	3.05	.59
Class T – assumed 5% return	1,000.00	1,021.87	2.96	.59
Class F-1 – actual return	1,000.00	1,082.41	4.60	.89
Class F-1 – assumed 5% return	1,000.00	1,020.38	4.46	.89
Class F-2 – actual return	1,000.00	1,083.52	3.25	.63
Class F-2 – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class F-3 – actual return	1,000.00	1,084.16	2.69	.52
Class F-3 – assumed 5% return	1,000.00	1,022.22	2.61	.52
Class 529-A – actual return	1,000.00	1,082.43	4.65	.90
Class 529-A – assumed 5% return	1,000.00	1,020.33	4.51	.90
Class 529-C – actual return	1,000.00	1,078.25	8.55	1.66
Class 529-C – assumed 5% return	1,000.00	1,016.56	8.30	1.66
Class 529-E – actual return	1,000.00	1,081.04	5.78	1.12
Class 529-E – assumed 5% return	1,000.00	1,019.24	5.61	1.12
Class 529-T – actual return	1,000.00	1,083.41	3.36	.65
Class 529-T – assumed 5% return	1,000.00	1,021.57	3.26	.65
Class 529-F-1 – actual return	1,000.00	1,083.38	3.46	.67
Class 529-F-1 – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class R-1 – actual return	1,000.00	1,078.29	8.35	1.62
Class R-1 – assumed 5% return	1,000.00	1,016.76	8.10	1.62
Class R-2 – actual return	1,000.00	1,078.23	8.30	1.61
Class R-2 – assumed 5% return	1,000.00	1,016.81	8.05	1.61
Class R-2E – actual return	1,000.00	1,080.08	6.81	1.32
Class R-2E – assumed 5% return	1,000.00	1,018.25	6.61	1.32
Class R-3 – actual return	1,000.00	1,080.81	5.98	1.16
Class R-3 – assumed 5% return	1,000.00	1,019.04	5.81	1.16
Class R-4 – actual return	1,000.00	1,082.27	4.49	.87
Class R-4 – assumed 5% return	1,000.00	1,020.48	4.36	.87
Class R-5E – actual return	1,000.00	1,083.54	3.46	.67
Class R-5E – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class R-5 – actual return	1,000.00	1,084.03	2.95	.57
Class R-5 – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class R-6 – actual return	1,000.00	1,084.08	2.69	.52
Class R-6 – assumed 5% return	1,000.00	1,022.22	2.61	.52

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Global Balanced Fund	45

Approval of Investment Advisory and Service Agreement

The board of American Funds Global Balanced Fund has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2020. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

46	American Funds Global Balanced Fund

2. Investment results

The board and the committee considered the investment results of the fund in light of the fund’s pursuit of the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through September 30, 2018. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against various indexes, including the Lipper Flexible Portfolio Funds Index, the MSCI All Country World Index, the Bloomberg Barclays Global Aggregate Index and the 60%/40% MSCI ACWI/BBG Barclays Global Aggregate Index. They reviewed the results for the year-to-date, one-year, three-year, five-year and lifetime periods, placing greater emphasis on longer-term periods. They noted that the investment results of the fund compared favorably with the results of the 60%/40% MSCI ACWI/BBG Barclays Global Aggregate Index for the lifetime period, exceeded the Bloomberg Barclays Global Aggregate Index for all periods, and lagged when compared to the other indexes and shorter periods. The board and committee recognized that none of the indexes is a perfect comparison given the fund’s distinguishing characteristics. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Flexible Portfolio Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Funds Global Balanced Fund	47

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018 CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

48	American Funds Global Balanced Fund

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American Funds Global Balanced Fund	49

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50	American Funds Global Balanced Fund

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American Funds Global Balanced Fund	51

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

Bank of New York Mellon

One Wall Street

New York, NY 10286

Counsel

O’Melveny & Myers LLP

400 South Hope Street

Los Angeles, CA 90071-2899

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

52	American Funds Global Balanced Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete April 30, 2019, portfolio of American Funds Global Balanced Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Global Balanced Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT-EX. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Global Balanced Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages in connection therewith.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations, and is not liable whatsoever for any data in this report. You may not distribute the MSCI data or use it as a basis for other indices or investment products.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder® and SMALLCAP World Fund®, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results, as of December 31, 2018. Fourteen of our 15 American Funds fixed income funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Global Balanced FundSM

Investment portfolio

April 30, 2019

unaudited

Common stocks 58.55% Health care 9.35%	Shares	Value (000)
Abbott Laboratories	3,182,879	$253,230
Gilead Sciences, Inc.	3,852,000	250,534
Novartis AG	2,604,950	212,727
AbbVie Inc.	2,661,800	211,320
UnitedHealth Group Inc.	715,000	166,645
Daiichi Sankyo Co., Ltd.1	2,862,000	140,868
Thermo Fisher Scientific Inc.	436,000	120,968
Amgen Inc.	616,246	110,505
Stryker Corp.	560,150	105,818
Johnson & Johnson	470,000	66,364
GlaxoSmithKline PLC	2,416,100	49,572
Teva Pharmaceutical Industries Ltd. (ADR)2	1,478,500	22,503
Chugai Pharmaceutical Co., Ltd.1	348,300	22,016
Hologic, Inc.2	388,000	17,996
Grifols, SA, Class A, non-registered shares	235,172	6,526
Grifols, SA, Class B, nonvoting preferred, non-registered shares	19,228	370
Alcon Inc.2	83,680	4,819
		1,762,781
Energy 7.66%
Royal Dutch Shell PLC, Class B	8,192,400	263,280
Royal Dutch Shell PLC, Class A (GBP denominated)	2,960,056	94,568
TOTAL SA	3,967,316	220,462
BP PLC	21,009,351	153,145
Canadian Natural Resources, Ltd. (CAD denominated)	4,748,000	142,543
Exxon Mobil Corp.	1,391,000	111,669
Noble Energy, Inc.	3,550,000	96,063
Cenovus Energy, Inc.	5,260,000	52,141
Eni SpA	2,800,000	47,792
Baker Hughes, a GE Co., Class A	1,850,000	44,437
Halliburton Co.	1,500,000	42,495
ONEOK, Inc.	583,800	39,658
Schlumberger Ltd.	762,000	32,522
EOG Resources, Inc.	324,000	31,120
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	1,132,901	15,634
Petróleo Brasileiro SA (Petrobras), preferred nominative	1,355,000	9,368
TransCanada Corp.	505,633	24,132
Kinder Morgan, Inc.	774,663	15,393
Chesapeake Energy Corp.2	2,750,000	8,002
		1,444,424
Communication services 6.89%
Netflix, Inc.2	718,950	266,400
Facebook, Inc., Class A2	1,233,600	238,578
Alphabet Inc., Class C2	84,806	100,790
Alphabet Inc., Class A2	71,575	85,816
Tencent Holdings Ltd.	3,462,000	171,229

American Funds Global Balanced Fund — Page 1 of 18

unaudited

Common stocks (continued) Communication services (continued)	Shares	Value (000)
Yandex NV, Class A2	2,360,086	$88,338
SoftBank Group Corp.1	843,000	87,880
Verizon Communications Inc.	1,127,348	64,473
BCE Inc. (CAD denominated)	1,205,000	53,913
United Internet AG	1,133,756	45,435
LG Uplus Corp.	3,653,158	44,720
Nippon Telegraph and Telephone Corp.1	692,000	28,720
ITV PLC	13,375,000	23,833
		1,300,125
Information technology 6.63%
Microsoft Corp.	2,688,300	351,092
Broadcom Inc.	847,700	269,908
Intel Corp.	3,414,500	174,276
Taiwan Semiconductor Manufacturing Co., Ltd.	11,975,000	100,370
Atlassian Corp. PLC, Class A2	679,786	74,878
Accenture PLC, Class A	295,000	53,888
Qorvo, Inc.2	700,000	52,927
Tokyo Electron Ltd.1	329,500	52,209
Western Union Co.	2,200,000	42,768
Samsung Electronics Co., Ltd.	954,500	37,464
ASML Holding NV	156,200	32,505
Xiaomi Corp., Class B2	2,764,600	4,236
SK hynix, Inc.	49,000	3,314
		1,249,835
Financials 6.44%
Zurich Insurance Group AG	579,125	184,658
HDFC Bank Ltd.	3,701,520	123,330
BNP Paribas SA	2,045,000	108,835
Prudential PLC	3,229,795	73,072
UBS Group AG	5,131,827	68,822
Royal Bank of Canada	765,000	60,968
DBS Group Holdings Ltd.	2,552,000	53,006
Itaúsa - Investimentos Itaú SA, preferred nominative	14,374,617	43,662
Société Générale	1,315,000	41,622
AIA Group Ltd.	3,775,200	38,475
Barclays PLC	17,436,861	37,353
Sampo Oyj, Class A	815,000	37,259
ABN AMRO Group NV, depository receipts	1,529,502	35,974
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,930,000	23,237
Ping An Insurance (Group) Co. of China, Ltd., Class A	691,969	8,844
JPMorgan Chase & Co.	255,000	29,593
HSBC Holdings PLC (HKD denominated)	3,251,924	28,064
Principal Financial Group, Inc.	488,500	27,923
Banca Mediolanum SpA	3,584,937	26,317
Bankia, SA	9,328,000	25,789
CME Group Inc., Class A	137,000	24,509
KB Financial Group Inc.	575,000	22,741
Itaú Unibanco Holding SA, preferred nominative	2,281,000	19,680
Bank of China Ltd., Class H	32,695,000	15,587
Kotak Mahindra Bank Ltd.	610,000	12,160
China Construction Bank Corp., Class H	12,244,000	10,816
B3 SA - Brasil, Bolsa, Balcao	1,040,900	9,145
ICICI Bank Ltd.	1,469,000	8,607

American Funds Global Balanced Fund — Page 2 of 18

unaudited

Common stocks (continued) Financials (continued)	Shares	Value (000)
Bank of Montreal	70,000	$5,529
Agricultural Bank of China Ltd., Class H	11,660,000	5,381
Intesa Sanpaolo SpA	1,614,000	4,231
		1,215,189
Consumer staples 6.31%
British American Tobacco PLC	5,567,957	217,092
British American Tobacco PLC (ADR)	454,516	17,817
Imperial Brands PLC	6,019,600	191,215
Philip Morris International Inc.	2,064,218	178,679
Altria Group, Inc.	2,849,795	154,829
Pernod Ricard SA	837,000	145,839
Nestlé SA	1,205,791	116,029
Walgreens Boots Alliance, Inc.	900,000	48,213
Kirin Holdings Co., Ltd.1	1,904,500	43,085
Coca-Cola Co.	700,000	34,342
Meiji Holdings Co., Ltd.1	184,600	14,519
Shiseido Co., Ltd.1	153,000	12,023
Treasury Wine Estates Ltd.	768,500	9,318
Thai Beverage PCL	11,785,200	7,279
		1,190,279
Utilities 4.05%
ENGIE SA, bonus shares1	8,599,943	127,371
ENGIE SA	1,261,493	18,684
E.ON SE	11,305,000	121,319
China Gas Holdings Ltd.	35,160,946	113,172
Iberdrola, SA, non-registered shares	9,991,955	90,754
SSE PLC	5,156,046	76,950
National Grid PLC	5,245,340	57,189
China Resources Gas Group Ltd.	10,932,000	50,586
ENN Energy Holdings Ltd.	3,381,000	31,936
Naturgy Energy Group, SA	1,083,812	30,779
Red Eléctrica de Corporación, SA	1,181,800	24,502
Exelon Corp.	425,000	21,654
		764,896
Consumer discretionary 3.85%
Alibaba Group Holding Ltd. (ADR)2	904,500	167,848
Hyundai Motor Co.	828,975	98,286
Galaxy Entertainment Group Ltd.	9,648,000	72,131
Amazon.com, Inc.2	36,325	69,981
LVMH Moët Hennessy-Louis Vuitton SE	178,000	69,686
Sands China Ltd.	12,246,800	67,285
Midea Group Co., Ltd., Class A	7,608,400	59,180
Kering SA	99,433	58,773
Samsonite International SA	7,934,700	22,758
Sony Corp.1	283,600	13,272
Hyundai Mobis Co., Ltd.	66,425	13,221
Compass Group PLC	399,000	9,069
Meituan Dianping, Class B2	708,400	5,147
		726,637

American Funds Global Balanced Fund — Page 3 of 18

unaudited

Common stocks (continued) Materials 3.08%	Shares	Value (000)
Rio Tinto PLC	2,767,200	$161,116
Asahi Kasei Corp.1	13,573,000	139,318
Vale SA, ordinary nominative (ADR)	7,339,397	93,797
Taiyo Nippon Sanso Corp.1	3,563,000	59,345
BHP Group PLC	2,499,000	58,963
Freeport-McMoRan Inc.	3,500,000	43,085
BASF SE	95,600	7,773
Linde PLC	31,000	5,588
Akzo Nobel NV	56,800	4,823
Air Liquide SA, non-registered shares	32,000	4,255
Glencore PLC	530,000	2,103
		580,166
Industrials 3.02%
General Dynamics Corp.	976,300	174,484
Komatsu Ltd.1	2,375,800	61,400
Union Pacific Corp.	276,000	48,863
Aena SME, SA, non-registered shares	240,483	44,599
Boeing Co.	115,000	43,434
Adani Ports & Special Economic Zone Ltd.	7,610,000	42,977
SMC Corp.1	99,300	41,075
Eiffage SA	308,000	32,162
Airbus SE, non-registered shares	198,500	27,135
ASSA ABLOY AB, Class B	1,108,000	23,637
L3 Technologies, Inc.	98,000	21,421
BAE Systems PLC	1,410,800	9,088
Westinghouse Air Brake Technologies Corp.	999	74
		570,349
Real estate 1.27%
Sun Hung Kai Properties Ltd.	3,800,000	65,587
Link Real Estate Investment Trust REIT	4,181,600	48,773
American Campus Communities, Inc. REIT	762,000	35,967
Daito Trust Construction Co., Ltd.1	251,200	33,564
China Overseas Land & Investment Ltd.	6,668,000	24,947
Crown Castle International Corp. REIT	188,000	23,647
CK Asset Holdings Ltd.	826,500	6,638
		239,123
Total common stocks (cost: $9,385,508,000)		11,043,804
Preferred securities 0.21% Financials 0.21%
Fannie Mae, Series S, 8.25% noncumulative2	1,694,625	18,777
Fannie Mae, Series T, 8.25% noncumulative2	167,000	1,688
Fannie Mae, Series R, 7.625% noncumulative2	104,000	1,011
Freddie Mac, Series Z, 8.375% noncumulative2	1,619,414	17,700
Total preferred securities (cost: $30,674,000)		39,176

American Funds Global Balanced Fund — Page 4 of 18

unaudited

Bonds, notes & other debt instruments 35.70% Bonds & notes of governments & government agencies outside the U.S. 14.64%	Principal amount (000)	Value (000)
Abu Dhabi (Emirate of) 2.50% 20223	$11,100	$11,004
Abu Dhabi (Emirate of) 3.125% 20273	7,100	7,070
Australia (Commonwealth of), Series 128, 5.75% 2022	A$26,350	21,174
Australia (Commonwealth of), Series 133, 5.50% 2023	20,000	16,388
Belgium (Kingdom of), Series 77, 1.00% 2026	€13,190	15,772
Brazil (Federative Republic of) 0% 2021	BRL105,000	22,955
Brazil (Federative Republic of) 0% 2022	77,700	15,539
Brazil (Federative Republic of) 10.00% 2025	27,900	7,548
Canada 1.00% 2022	C$13,000	9,533
Canada 2.25% 2025	38,300	29,677
Canadian Government 2.75% 2048	9,500	8,293
Chile (Banco Central de) 4.00% 2023	CLP13,745,000	20,589
Chile (Banco Central de) 4.50% 2026	7,985,000	12,199
Chile (Banco Central de) 4.70% 2030	4,000,000	6,206
China Development Bank (Bond Connect), Series 1904, 3.68% 2026	CNY10,000	1,458
China Development Bank (Bond Connect), Series 1805, 4.04% 2028	197,000	29,550
China Development Bank (Bond Connect), Series 1805, 4.88% 2028	400,000	63,403
Colombia (Republic of) 3.875% 2027	$480	487
Colombia (Republic of) 4.50% 2029	2,060	2,176
Colombia (Republic of) 5.20% 2049	7,636	8,182
Colombia (Republic of), Series B, 6.25% 2025	COP60,596,000	18,811
Egypt (Arab Republic of) 5.75% 2020	$3,600	3,655
European Financial Stability Facility 0.40% 2025	€13,200	15,180
European Investment Bank 2.25% 2022	$19,076	19,034
French Republic O.A.T. 1.00% 2027	€29,225	35,081
French Republic O.A.T. 0.75% 2028	19,900	23,255
French Republic O.A.T. 3.25% 2045	6,700	10,897
French Republic O.A.T. 2.00% 2048	4,000	5,200
Germany (Federal Republic of) 0.10% 20264	12,811	15,900
Germany (Federal Republic of) 0.25% 2029	27,050	31,111
Germany (Federal Republic of) 2.50% 2046	10,220	16,885
Germany (Federal Republic of) 1.25% 2048	14,150	18,391
Greece (Hellenic Republic of) 3.50% 2023	3,100	3,675
Greece (Hellenic Republic of) 3.45% 2024	45,203	53,515
Greece (Hellenic Republic of) 3.375% 2025	14,750	17,170
Greece (Hellenic Republic of) 3.75% 2028	5,850	6,840
Greece (Hellenic Republic of) 3.875% 2029	28,210	32,995
Greece (Hellenic Republic of) 3.90% 2033	7,100	8,042
Greece (Hellenic Republic of) 4.00% 2037	7,400	8,185
Greece (Hellenic Republic of) 4.20% 2042	7,400	8,176
Honduras (Republic of) 8.75% 2020	$984	1,052
India (Republic of) 7.80% 2021	INR376,800	5,515
India (Republic of) 7.68% 2023	467,000	6,787
India (Republic of) 7.35% 2024	100,000	1,434
India (Republic of) 6.97% 2026	3,189,000	44,634
India (Republic of) 7.59% 2026	492,100	7,119
India (Republic of) 6.79% 2027	241,000	3,306
India (Republic of) 7.17% 2028	180,000	2,538
India (Republic of) 7.59% 2029	280,000	4,033
Indonesia (Republic of) 4.875% 2021	$9,100	9,425
Indonesia (Republic of) 4.875% 20213	1,500	1,554
Indonesia (Republic of) 3.75% 2022	4,895	4,979
Indonesia (Republic of) 3.375% 2023	640	644
Indonesia (Republic of) 4.75% 2026	4,800	5,122
Indonesia (Republic of), Series 64, 6.125% 2028	IDR43,319,000	2,736

American Funds Global Balanced Fund — Page 5 of 18

unaudited

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of), Series 78, 8.25% 2029	IDR268,076,000	$19,424
Indonesia (Republic of), Series 68, 8.375% 2034	239,161,000	17,014
Indonesia (Republic of), Series 65, 6.625% 2033	15,839,000	963
Indonesia (Republic of), Series 74, 7.50% 2032	78,000,000	5,165
Ireland (Republic of) 0% 2022	€14,100	15,992
Ireland (Republic of) 3.90% 2023	11,430	14,930
Israel (State of) 2.00% 2027	ILS41,410	11,816
Israel (State of) 1.50% 2029	€3,250	3,841
Israel (State of) 5.50% 2042	ILS61,800	25,279
Italy (Republic of) 1.35% 2022	€7,050	7,989
Italy (Republic of) 0.10% 20234	60,694	66,928
Italy (Republic of) 1.85% 2024	56,500	64,130
Italy (Republic of) 2.80% 2028	107,910	125,141
Japan, Series 395, 0.10% 2020	¥13,120,000	118,269
Japan, Series 394, 0.10% 2020	9,440,000	85,079
Japan, Series 128, 0.10% 2021	1,566,600	14,143
Japan, Series 315, 1.20% 2021	3,045,000	28,134
Japan, Series 134, 0.10% 2022	1,685,000	15,279
Japan, Series 17, 0.10% 20234	245,575	2,254
Japan, Series 19, 0.10% 20244	1,476,060	13,642
Japan, Series 18, 0.10% 20244	706,520	6,501
Japan, Series 337, 0.30% 2024	4,469,800	41,200
Japan, Series 20, 0.10% 20254	663,515	6,135
Japan, Series 340, 0.40% 2025	2,790,000	25,964
Japan, Series 344, 0.10% 2026	1,466,350	13,416
Japan, Series 21, 0.10% 20264	1,315,613	12,224
Japan, Series 346, 0.10% 2027	14,970,000	137,014
Japan, Series 23, 0.10% 20284	10,236,942	95,574
Japan, Series 145, 1.70% 2033	6,000,000	65,654
Japan, Series 150, 1.40% 2034	660,000	7,013
Japan, Series 21, 2.30% 2035	1,360,000	16,300
Japan, Series 36, 2.00% 2042	200,000	2,408
Japan, Series 42, 1.70% 2044	437,000	5,061
Japan, Series 57, 0.80% 2047	1,556,350	14,970
Japan, Series 59, 0.70% 2048	916,000	8,578
Kazahkstan (Republic of) 1.55% 2023	€2,455	2,857
Kenya (Republic of) 5.875% 2019	$1,400	1,403
Kuwait (State of) 2.75% 20223	7,300	7,295
Lithuania (Republic of) 7.375% 2020	2,900	3,004
Lithuania (Republic of) 6.625% 20223	1,000	1,099
Maharashtra (State of) 8.12% 2025	INR269,020	3,896
Malaysia (Federation of), Series 0314, 4.048% 2021	MYR13,400	3,288
Malaysia (Federation of), Series 0215, 3.795% 2022	16,000	3,899
Malaysia (Federation of), Series 0115, 3.955% 2025	15,000	3,661
Malaysia (Federation of), Series 0311, 4.392% 2026	27,400	6,821
Malaysia (Federation of), Series 0310, 4.498% 2030	49,650	12,545
Malaysia (Federation of), Series 0411, 4.232% 2031	13,300	3,257
Morocco (Kingdom of) 4.25% 2022	$5,700	5,847
Morocco (Kingdom of) 4.25% 20223	500	513
Morocco (Kingdom of) 5.50% 2042	3,500	3,760
National Highways Authority of India 7.17% 2021	INR480,000	6,780
National Highways Authority of India 7.27% 2022	100,000	1,425
Norway (Kingdom of) 3.75% 2021	NKr301,748	36,681
Norway (Kingdom of) 2.00% 2023	218,152	25,846
Norway (Kingdom of) 3.00% 2024	95,100	11,815

American Funds Global Balanced Fund — Page 6 of 18

unaudited

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Nova Scotia (Province of) 3.15% 2051	C$5,500	$4,342
Pakistan (Islamic Republic of) 6.75% 2019	$3,700	3,746
Panama (Republic of) 3.75% 20263	2,135	2,143
Panama (Republic of) 4.50% 2047	9,000	9,484
Peru (Republic of) 6.15% 2032	PEN17,700	5,646
Peru (Republic of) 5.625% 2050	$375	480
Poland (Republic of) 4.00% 2024	1,805	1,899
Poland (Republic of) 3.25% 2026	8,605	8,794
Poland (Republic of), Series 0421, 2.00% 2021	PLN24,900	6,564
Poland (Republic of), Series 1021, 5.75% 2021	120,250	34,543
Poland (Republic of), Series 0727, 2.50% 2027	42,151	10,758
PT Indonesia Asahan Aluminium Tbk 5.23% 20213	$2,085	2,171
PT Indonesia Asahan Aluminium Tbk 5.71% 20233	760	816
PT Indonesia Asahan Aluminium Tbk 6.53% 20283	390	444
Qatar (State of) 5.25% 2020	1,300	1,324
Qatar (State of) 4.50% 20223	1,000	1,041
Qatar (State of) 3.875% 20233	690	713
Qatar (State of) 4.50% 20283	20,940	22,663
Qatar (State of) 5.103% 20483	1,345	1,504
Republic of Latvia 1.875% 2049	€5,660	6,500
Romania 2.875% 2029	14,900	17,302
Romania 3.50% 2034	1,865	2,114
Romania 3.875% 2035	5,010	5,883
Romania 3.375% 2038	7,295	8,024
Romania 4.125% 2039	3,825	4,544
Romania 4.625% 2049	20,190	24,598
Russian Federation 7.00% 2023	RUB1,215,870	18,351
Russian Federation 7.00% 2023	190,900	2,887
Russian Federation 2.875% 2025	€3,400	4,042
Russian Federation 4.375% 20293	$5,000	5,036
Russian Federation 5.10% 20353	3,200	3,315
Saskatchewan (Province of) 3.05% 2028	C$8,000	6,279
Saudi Arabia (Kingdom of) 2.375% 20213	$1,650	1,628
Saudi Arabia (Kingdom of) 2.894% 20223	3,800	3,796
Saudi Arabia (Kingdom of) 3.628% 20273	3,800	3,833
Saudi Arabia (Kingdom of) 3.625% 20283	8,235	8,257
South Africa (Republic of) 5.50% 2020	3,700	3,761
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR59,300	4,151
South Africa (Republic of), Series R-186, 10.50% 2026	40,000	3,094
South Africa (Republic of), Series R-214, 6.50% 2041	363,250	17,991
South Africa (Republic of), Series R-2048, 8.75% 2048	24,740	1,566
South Africa (Republic of), Series R-2044, 8.75% 2044	246,750	15,580
South Korea (Republic of), Series 2209, 2.00% 2022	KRW17,300,000	14,934
South Korea (Republic of), Series 2712, 2.375% 2027	26,409,910	23,548
Sri Lanka (Democratic Socialist Republic of) 6.25% 2020	$3,700	3,733
Sweden (Kingdom of) 1.125% 20193	3,400	3,379
Thailand (Kingdom of) 1.875% 2022	THB124,900	3,910
Thailand (Kingdom of) 3.85% 2025	283,400	9,733
Thailand (Kingdom of) 2.125% 2026	599,050	18,471
Thailand (Kingdom of) 2.875% 2028	560,000	18,185
Thailand (Kingdom of) 3.30% 2038	615,720	20,024
Turkey (Republic of) 7.00% 2020	$3,600	3,639
Turkey (Republic of) 7.10% 2023	TRY104,600	10,799
United Kingdom 4.75% 2020	£25	34
United Kingdom 2.75% 2024	5,310	7,595

American Funds Global Balanced Fund — Page 7 of 18

unaudited

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Kingdom 4.25% 2027	£14,880	$24,479
United Kingdom 3.25% 2044	7,300	12,499
United Kingdom 3.50% 2045	4,400	7,890
United Kingdom 1.50% 2047	14,860	18,558
United Mexican States 4.15% 2027	$3,820	3,878
United Mexican States 5.75% 2110	3,840	3,955
United Mexican States, Series M, 8.00% 2020	MXN146,000	7,707
United Mexican States, Series M, 6.50% 2021	536,000	27,484
United Mexican States, Series M, 6.50% 2022	890,800	45,137
United Mexican States, Series M, 8.00% 2023	645,000	34,105
United Mexican States, Series M20, 10.00% 2024	362,200	20,891
United Mexican States, Series M, 5.75% 2026	1,811,400	84,121
United Mexican States, Series M, 7.50% 2027	239,000	12,169
Uruguay (Oriental Republic of) 9.875% 2022	UYU47,470	1,360
Uruguay (Oriental Republic of) 8.50% 2028	229,512	5,772
		2,760,791
U.S. Treasury bonds & notes 11.40% U.S. Treasury 10.41%
U.S. Treasury 2.00% 2021	$77,625	77,236
U.S. Treasury 2.00% 2021	50,250	49,960
U.S. Treasury 2.125% 2021	49,555	49,418
U.S. Treasury 2.125% 2021	12,700	12,666
U.S. Treasury 2.625% 2021	62,900	63,342
U.S. Treasury 1.75% 2022	176,135	173,576
U.S. Treasury 1.875% 2022	170,147	168,124
U.S. Treasury 2.50% 2022	7,950	8,006
U.S. Treasury 1.75% 2023	7,000	6,862
U.S. Treasury 2.25% 2023	60,880	60,801
U.S. Treasury 2.375% 2023	14,750	14,813
U.S. Treasury 2.50% 2023	124,600	125,733
U.S. Treasury 2.625% 2023	105,000	106,414
U.S. Treasury 2.625% 2023	20,120	20,408
U.S. Treasury 2.75% 20235	218,885	222,954
U.S. Treasury 2.75% 2023	86,550	88,233
U.S. Treasury 2.125% 2024	37,600	37,253
U.S. Treasury 2.25% 2024	9,100	9,067
U.S. Treasury 2.375% 2024	51,500	51,747
U.S. Treasury 2.50% 2024	18,750	18,940
U.S. Treasury 2.125% 2025	20,240	19,980
U.S. Treasury 2.75% 2025	62,610	64,013
U.S. Treasury 2.875% 2025	88,359	90,981
U.S. Treasury 2.875% 2025	19,900	20,498
U.S. Treasury 2.25% 2027	50,882	50,023
U.S. Treasury 2.25% 2027	18,600	18,357
U.S. Treasury 2.375% 2027	25,775	25,648
U.S. Treasury 2.75% 20285	114,825	117,306
U.S. Treasury 2.875% 2028	46,750	48,227
U.S. Treasury 2.875% 2028	2,680	2,764
U.S. Treasury 2.625% 2029	39,610	40,025
U.S. Treasury 2.75% 20475	23,650	22,785
U.S. Treasury 3.00% 2048	22,725	22,995

American Funds Global Balanced Fund — Page 8 of 18

unaudited

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.00% 20485	$21,525	$21,784
U.S. Treasury 3.00% 20495	31,620	32,030
		1,962,969
U.S. Treasury inflation-protected securities 0.99%
U.S. Treasury Inflation-Protected Security 0.125% 20224	3,682	3,666
U.S. Treasury Inflation-Protected Security 0.125% 20244	111,710	110,602
U.S. Treasury Inflation-Protected Security 0.625% 20244	7,257	7,339
U.S. Treasury Inflation-Protected Security 0.25% 20254	16,700	16,526
U.S. Treasury Inflation-Protected Security 2.375% 20254	2,749	3,048
U.S. Treasury Inflation-Protected Security 0.375% 20274	26,006	25,768
U.S. Treasury Inflation-Protected Security 0.375% 20274	7,742	7,662
U.S. Treasury Inflation-Protected Security 1.375% 20444	11,603	12,725
		187,336
Total U.S. Treasury bonds & notes		2,150,305
Corporate bonds & notes 7.33% Health care 1.44%
Abbott Laboratories 3.75% 2026	2,266	2,359
AbbVie Inc. 2.50% 2020	7,400	7,377
AbbVie Inc. 3.20% 2026	4,852	4,724
AbbVie Inc. 4.50% 2035	535	527
Aetna Inc. 2.80% 2023	395	388
Allergan PLC 3.00% 2020	1,870	1,871
Allergan PLC 3.80% 2025	15,341	15,498
Allergan PLC 4.75% 2045	214	210
Amgen Inc. 1.85% 2021	770	756
AstraZeneca PLC 3.50% 2023	4,500	4,616
Bayer US Finance II LLC 3.875% 20233	2,582	2,606
Bayer US Finance II LLC 4.25% 20253	419	425
Becton, Dickinson and Co. 2.675% 2019	4,356	4,347
Becton, Dickinson and Co. 2.894% 2022	2,545	2,540
Becton, Dickinson and Co. 3.734% 2024	1,178	1,198
Becton, Dickinson and Co. 3.70% 2027	2,895	2,888
Cigna Corp. 3.40% 20213	1,480	1,497
Cigna Corp. 4.125% 20253	3,250	3,362
CVS Health Corp. 3.125% 2020	1,600	1,604
CVS Health Corp. 3.35% 2021	845	851
CVS Health Corp. 3.70% 2023	1,155	1,171
CVS Health Corp. 4.10% 2025	1,090	1,110
CVS Health Corp. 4.30% 2028	1,297	1,308
CVS Health Corp. 5.05% 2048	837	829
EMD Finance LLC 2.40% 20203	5,000	4,981
EMD Finance LLC 3.25% 20253	10,600	10,472
Medtronic, Inc. 3.50% 2025	8,000	8,251
Roche Holdings, Inc. 3.35% 20243	17,400	17,867
Shire PLC 2.40% 2021	5,857	5,791
Shire PLC 2.875% 2023	28,794	28,434
Shire PLC 3.20% 2026	45,865	44,717
Takeda Pharmaceutical Co., Ltd. 3.80% 20203	3,200	3,246
Takeda Pharmaceutical Co., Ltd. 4.40% 20233	4,470	4,702
Takeda Pharmaceutical Co., Ltd. 2.25% 2026	€5,875	7,192
Teva Pharmaceutical Finance Co. BV 3.15% 2026	$69,622	58,459

American Funds Global Balanced Fund — Page 9 of 18

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Co. BV 4.10% 2046	$7,700	$5,480
Valeant Pharmaceuticals International, Inc. 6.125% 20253	7,454	7,566
		271,220
Consumer staples 1.34%
Altria Group, Inc. 2.625% 2020	1,700	1,697
Altria Group, Inc. 4.75% 2021	1,500	1,556
Altria Group, Inc. 1.00% 2023	€2,100	2,388
Altria Group, Inc. 3.80% 2024	$34,905	35,595
Altria Group, Inc. 1.70% 2025	€12,300	14,098
Altria Group, Inc. 4.40% 2026	$43,127	44,638
Altria Group, Inc. 2.20% 2027	€3,300	3,820
Anheuser-Busch InBev NV 4.15% 2025	$4,460	4,660
Anheuser-Busch InBev NV 4.00% 2028	2,800	2,860
Anheuser-Busch InBev NV 4.75% 2029	3,950	4,229
British American Tobacco PLC 2.297% 2020	33,000	32,746
British American Tobacco PLC 2.764% 2022	15,270	15,066
British American Tobacco PLC 3.557% 2027	4,460	4,252
British American Tobacco PLC 4.39% 2037	1,940	1,765
Conagra Brands, Inc. 4.30% 2024	6,130	6,380
General Mills, Inc. 3.20% 2021	815	822
JBS Investments GmbH II 6.25% 2023	5,835	5,944
JBS Investments GmbH II 7.25% 2024	6,155	6,400
Keurig Dr Pepper Inc. 4.597% 20283	4,975	5,219
Philip Morris International Inc. 2.625% 2022	1,500	1,498
Philip Morris International Inc. 4.25% 2044	1,900	1,871
Reynolds American Inc. 4.00% 2022	670	686
Reynolds American Inc. 4.45% 2025	4,190	4,326
Wal-Mart Stores, Inc. 3.40% 2023	46,000	47,326
Wal-Mart Stores, Inc. 2.85% 2024	3,630	3,648
		253,490
Financials 1.34%
ACE INA Holdings Inc. 2.875% 2022	645	650
ACE INA Holdings Inc. 3.35% 2026	645	657
ACE INA Holdings Inc. 4.35% 2045	665	726
Allianz SE 4.75% (undated) (3-month EUR-EURIBOR + 3.60% on 10/24/2023)6	€9,000	11,477
AXA SA, junior subordinated, 5.453% (undated)6	£5,625	8,048
Banco de Crédito del Perú 5.375% 20203	$125	129
Banco del Estado de Chile 2.668% 20213	2,250	2,230
Banco Nacional de Comercio Exterior SNC 3.80% 2026 (UST Yield Curve Rate T Note Constant Maturity 5 year + 3.00% on 8/11/2021)3,6	1,550	1,527
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)6	2,100	2,134
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)6	3,402	3,344
Barclays Bank PLC 6.00% 2021	€1,400	1,710
Barclays Bank PLC 10.00% 2021	£3,700	5,589
Barclays Bank PLC 6.625% 2022	€725	945
CaixaBank, SA 3.50% 2027 (5-year EUR Mid-Swap + 3.35% on 2/15/2022)6	3,400	4,037
Citigroup Inc. 3.20% 2026	$6,329	6,216
Credit Suisse Group AG 3.00% 2021	3,450	3,471
Goldman Sachs Group, Inc. 2.55% 2019	670	670
Goldman Sachs Group, Inc. 5.25% 2021	900	946
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)6	6,000	5,951

American Funds Global Balanced Fund — Page 10 of 18

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 3.20% 2023	$4,000	$4,005
Goldman Sachs Group, Inc. 3.50% 2025	5,205	5,233
Goldman Sachs Group, Inc. 4.75% 2045	2,835	3,031
Groupe BPCE SA 5.70% 20233	7,625	8,194
Groupe BPCE SA 2.75% 2026 (5-year EUR Mid-Swap + 1.83% on 7/8/2021)6	€5,400	6,346
HSBC Holdings PLC 4.125% 20203	$560	570
HSBC Holdings PLC 2.95% 2021	570	571
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)6	4,670	4,672
HSBC Holdings PLC 3.95% 2024 (3-month USD-LIBOR + 0.987% on 5/18/2023)6	1,400	1,439
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)6	9,368	9,757
Intesa Sanpaolo SpA 6.625% 2023	€2,600	3,468
Intesa Sanpaolo SpA 5.017% 20243	$50,065	48,350
JPMorgan Chase & Co. 2.55% 2021	11,921	11,893
JPMorgan Chase & Co. 3.25% 2022	1,850	1,874
JPMorgan Chase & Co. 2.70% 2023	4,225	4,188
Lloyds Banking Group PLC 6.50% 2020	€4,940	5,849
Lloyds Banking Group PLC 7.625% 2025	£1,225	2,047
Morgan Stanley 3.125% 2026	$3,175	3,096
Morgan Stanley 3.875% 2026	2,705	2,774
Morgan Stanley 4.431% 2030 (3-month USD-LIBOR + 1.628% on 1/23/2029)6	7,660	8,104
PNC Financial Services Group, Inc. 2.854% 20226	2,000	2,003
Rabobank Nederland 3.875% 2023	€2,400	3,079
Rabobank Nederland 4.625% 2023	$3,750	3,921
Rabobank Nederland 2.50% 2026 (5-year EUR Mid-Swap + 1.40% on 5/26/2021)6	€5,450	6,382
Santander Holdings USA, Inc. 4.45% 2021	$7,400	7,648
Skandinaviska Enskilda Banken AB 2.80% 2022	5,000	4,989
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)3,6	2,600	2,687
Turkiye Garanti Bankasi AS 5.875% 2023	5,438	5,104
Turkiye Garanti Bankasi AS 6.125% 20276	13,200	10,560
UniCredit SpA 3.75% 20223	5,000	5,004
UniCredit SpA 5.75% 20256	€1,800	2,124
UniCredit SpA 4.625% 20273	$3,800	3,756
		253,175
Energy 0.87%
Chevron Corp. 1.961% 2020	5,175	5,148
Chevron Corp. 2.498% 2022	9,180	9,153
Enbridge Energy Partners, LP 5.875% 2025	1,845	2,092
Enbridge Energy Partners, LP 7.375% 2045	5,035	7,032
Enbridge Inc. 4.25% 2026	2,685	2,800
Enbridge Inc. 3.70% 2027	2,083	2,098
Halliburton Co. 3.80% 2025	1,410	1,444
Kinder Morgan Energy Partners, LP 5.00% 2043	1,980	2,005
Kinder Morgan, Inc. 4.30% 2025	20,905	21,914
Kinder Morgan, Inc. 5.55% 2045	6,894	7,531
Petróleos Mexicanos 8.00% 2019	7,225	7,236
Petróleos Mexicanos 7.19% 2024	MXN12,367	552
Petróleos Mexicanos 6.875% 2026	$6,715	7,006
Petróleos Mexicanos 7.47% 2026	MXN179,633	7,696
Petróleos Mexicanos 6.50% 2027	$3,975	4,036
Petróleos Mexicanos 6.35% 2048	6,415	5,709
Schlumberger BV 4.00% 20253	1,970	2,029
Shell International Finance BV 3.50% 2023	9,735	10,041

American Funds Global Balanced Fund — Page 11 of 18

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Statoil ASA 3.25% 2024	$4,100	$4,187
Statoil ASA 3.70% 2024	1,475	1,538
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)6	18,000	18,458
Transocean Inc. 5.80% 20226	5,100	5,062
Transportadora de Gas Peru SA 4.25% 20283	1,700	1,740
Tullow Oil PLC 6.25% 2022	5,000	5,046
Williams Partners LP 4.30% 2024	2,000	2,086
Williams Partners LP 3.90% 2025	945	964
Williams Partners LP 4.00% 2025	18,185	18,757
		163,360
Utilities 0.72%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 20233	4,800	4,856
Berkshire Hathaway Energy Co. 3.50% 2025	4,200	4,315
CMS Energy Corp. 3.60% 2025	2,000	2,027
CMS Energy Corp. 3.00% 2026	1,960	1,909
CMS Energy Corp. 3.45% 2027	890	892
Colbun SA 3.95% 20273	6,330	6,260
DTE Energy Co. 3.30% 2022	17,460	17,624
DTE Energy Co. 3.70% 2023	13,990	14,384
Dubai Electricity & Water Authority 7.375% 2020	750	796
Duke Energy Carolinas, Inc. 3.05% 2023	8,535	8,641
Duke Energy Corp. 3.75% 2024	3,950	4,077
Duke Energy Corp. 2.65% 2026	4,700	4,502
Duke Energy Progress, LLC 3.70% 2028	2,400	2,500
Enel Finance International SA 2.75% 20233	10,800	10,521
Enel Finance International SA 3.625% 20273	6,375	6,139
Enel Finance International SA 3.50% 20283	3,800	3,586
Enersis Américas SA 4.00% 2026	1,215	1,209
Exelon Corp. 3.497% 20226	1,350	1,370
Exelon Corp. 3.40% 2026	4,390	4,406
FirstEnergy Corp. 3.90% 2027	5,935	6,012
FirstEnergy Corp. 3.50% 20283	1,390	1,365
FirstEnergy Corp. 4.85% 2047	1,085	1,157
Niagara Mohawk Power Corp. 3.508% 20243	2,380	2,447
Pacific Gas and Electric Co. 2.95% 20267	1,035	937
Pacific Gas and Electric Co. 3.30% 20277	1,775	1,624
Pacific Gas and Electric Co. 4.65% 20283,7	1,049	1,020
Pacific Gas and Electric Co. 6.35% 20387	2,533	2,653
Pacific Gas and Electric Co. 3.95% 2047	2,920	2,540
State Grid Overseas Investment Ltd. 3.50% 20273	15,000	14,972
		134,741
Consumer discretionary 0.65%
Amazon.com, Inc. 3.30% 2021	47,700	48,764
Amazon.com, Inc. 2.80% 2024	7,345	7,363
Amazon.com, Inc. 3.15% 2027	2,130	2,146
Bayerische Motoren Werke AG 2.95% 20223	8,050	8,081
DaimlerChrysler North America Holding Corp. 2.45% 2020	2,700	2,689
DaimlerChrysler North America Holding Corp. 2.00% 20213	10,275	10,074
DaimlerChrysler North America Holding Corp. 3.00% 20213	10,500	10,527
Hyundai Capital America 2.55% 20203	5,750	5,716
Hyundai Capital Services Inc. 2.625% 20203	2,185	2,169
Hyundai Capital Services Inc. 3.75% 20233	5,400	5,473

American Funds Global Balanced Fund — Page 12 of 18

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
McDonald’s Corp. 3.35% 2023	$2,335	$2,378
Volkswagen Group of America Finance, LLC 3.875% 20203	3,700	3,750
Volkswagen Group of America Finance, LLC 4.00% 20213	3,700	3,780
Volkswagen Group of America Finance, LLC 4.25% 20233	6,300	6,517
Volkswagen Group of America Finance, LLC 4.625% 20253	3,270	3,451
		122,878
Communication services 0.52%
AT&T Inc. 4.25% 2027	2,130	2,208
AT&T Inc. 4.10% 2028	5,457	5,590
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20263	10,050	10,540
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	8,410	8,174
CenturyLink, Inc. 7.50% 2024	3,685	3,968
CenturyLink, Inc., Series T, 5.80% 2022	4,907	5,067
Comcast Corp. 3.95% 2025	7,695	8,062
Deutsche Telekom International Finance BV 1.95% 20213	1,625	1,591
Deutsche Telekom International Finance BV 2.82% 20223	4,625	4,616
Deutsche Telekom International Finance BV 4.375% 20283	6,025	6,348
Deutsche Telekom International Finance BV 9.25% 2032	1,510	2,231
France Télécom 5.375% 2050	£2,000	3,807
Sprint Corp. 11.50% 2021	$925	1,068
T-Mobile US, Inc. 6.375% 2025	2,500	2,606
T-Mobile US, Inc. 6.50% 2026	11,275	12,089
Verizon Communications Inc. 4.272% 2036	241	247
Walt Disney Co. 3.00% 20223	20,000	20,167
		98,379
Information technology 0.15%
Apple Inc. 2.50% 2022	2,970	2,966
Apple Inc. 3.35% 2027	2,650	2,696
Microsoft Corp. 2.40% 2026	10,568	10,239
Microsoft Corp. 3.30% 2027	2,600	2,668
Oracle Corp. 2.65% 2026	5,224	5,068
Oracle Corp. 3.25% 2027	4,246	4,273
		27,910
Real estate 0.11%
American Campus Communities, Inc. 3.35% 2020	145	146
American Campus Communities, Inc. 3.75% 2023	3,040	3,085
American Campus Communities, Inc. 4.125% 2024	3,730	3,829
Corporate Office Properties LP 3.60% 2023	240	238
Essex Portfolio LP 3.50% 2025	5,120	5,139
Essex Portfolio LP 3.375% 2026	1,545	1,527
WEA Finance LLC 2.70% 20193	1,070	1,070
WEA Finance LLC 3.25% 20203	3,405	3,424
WEA Finance LLC 3.75% 20243	2,070	2,121
		20,579
Industrials 0.11%
Autoridad del Canal de Panama 4.95% 20353	1,300	1,414
Autoridad del Canal de Panama 4.95% 2035	1,025	1,115
DP World Crescent 4.848% 20283	1,125	1,180
ENA Norte Trust 4.95% 20283	756	776
GE Capital European Funding 5.375% 2020	€1,500	1,748

American Funds Global Balanced Fund — Page 13 of 18

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Lima Metro Line 2 Finance Ltd. 5.875% 2034	$2,805	$2,998
Lima Metro Line Finance Ltd. 5.875% 20343	2,938	3,140
Red de Carreteras de Occidente 9.00% 2028	MXN18,470	938
Thomson Reuters Corp. 4.30% 2023	$1,950	2,037
United Technologies Corp. 4.125% 2028	5,000	5,216
		20,562
Materials 0.08%
First Quantum Minerals Ltd. 7.25% 20223	15,550	15,783
Total corporate bonds & notes		1,382,077
Mortgage-backed obligations 2.33% Federal agency mortgage-backed obligations 1.74%
Fannie Mae 4.00% 20498,9	24,015	24,645
Fannie Mae 4.50% 20498,9	5,274	5,488
Fannie Mae Pool #965616 6.00% 20378	115	128
Fannie Mae Pool #AH3979 4.00% 20418	143	148
Fannie Mae Pool #AB2527 4.00% 20418	113	117
Fannie Mae Pool #AH6783 4.00% 20418	92	96
Fannie Mae Pool #AH4874 4.00% 20418	29	30
Fannie Mae Pool #MA3120 3.50% 20478	139	140
Fannie Mae Pool #CA2452 3.50% 20488	11,526	11,648
Fannie Mae Pool #MA3496 4.50% 20488	10,856	11,342
Fannie Mae Pool #MA3637 3.50% 20498	1,356	1,370
Fannie Mae Pool #BN8106 3.50% 20498	619	625
Fannie Mae Pool #CA3138 3.629% 20498,10	6,017	6,163
Fannie Mae Pool #CA3129 4.00% 20498	82,339	84,623
Fannie Mae Pool #CA3084 4.00% 20498	72,661	74,665
Fannie Mae Pool #MA3563 4.00% 20498	31,727	32,609
Freddie Mac 4.50% 20488	4,417	4,604
Freddie Mac 3.712% 20498,10	1,088	1,116
Freddie Mac Pool #V84637 4.00% 20488	16,075	16,567
Freddie Mac Pool #2B7343 3.783% 20498,10	8,210	8,438
Government National Mortgage Assn. 4.00% 20458	2,777	2,872
Uniform Mortgage-Backed Security 3.50% 20498,9	40,078	40,418
Uniform Mortgage-Backed Security 4.50% 20498,9	2,339	2,433
		330,285
Other mortgage-backed securities 0.58%
Korea Housing Finance Corp. 2.50% 20203,8	3,600	3,589
Korea Housing Finance Corp. 2.00% 20213,8	5,900	5,776
Nykredit Realkredit AS, Series 01E, 1.50% 20378	DKr195,153	30,279
Nykredit Realkredit AS, Series 01E, 2.00% 20378	67,916	10,775
Nykredit Realkredit AS, Series 01E, 1.50% 20408	376,885	58,025
		108,444
Commercial mortgage-backed securities 0.01%
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 20343,8	$1,859	1,883
Total mortgage-backed obligations		440,612
Total bonds, notes & other debt instruments (cost: $6,721,605,000)		6,733,785

American Funds Global Balanced Fund — Page 14 of 18

unaudited

Short-term securities 5.49% Money market investments 5.15%	Shares	Value (000)
Capital Group Central Cash Fund	9,710,527	$970,956
Other short-term securities 0.34%	Principal amount (000)
Argentinian Treasury Bills (32.91%)–0.23% due 5/31/2019–7/31/2020	ARS400,279	9,330
Nigerian Treasury Bills 12.05%–14.19% due 9/19/2019–3/5/2020	NGN4,811,000	12,141
United Kingdom Treasury Bills 0.72%–81.88% due 8/12/2019–10/21/2019	£32,650	42,452
Total short-term securities (cost: $1,038,425,000)		1,034,879
Total investment securities 99.95% (cost: $17,176,212,000)		18,851,644
Other assets less liabilities 0.05%		9,290
Net assets 100.00%		$18,860,934

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount11 (000)	Value at 4/30/201912 (000)	Unrealized appreciation (depreciation) at 4/30/2019 (000)
2 Year U.S. Treasury Note Futures	Long	5,543	July 2019	$1,108,600	$1,180,702	$1,929
5 Year U.S. Treasury Note Futures	Long	4,533	July 2019	453,300	524,199	3,365
10 Year Euro-Bund Futures	Short	540	June 2019	€(54,000)	(100,122)	(20)
10 Year Ultra U.S. Treasury Note Futures	Short	104	June 2019	$(10,400)	(13,705)	(69)
30 Year Euro-Buxl Futures	Short	37	June 2019	€(3,700)	(7,833)	157
						$5,362

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 4/30/2019 (000)
Purchases (000)	Sales (000)
GBP11,100	USD14,606	Bank of America, N.A.	5/3/2019	$(130)
USD22,148	EUR19,599	JPMorgan Chase	5/6/2019	154
USD7,184	MYR29,330	HSBC Bank	5/6/2019	91
USD8,056	CNH54,190	HSBC Bank	5/6/2019	11
USD1,103	EUR980	JPMorgan Chase	5/6/2019	3
USD15,763	CAD21,125	Bank of America, N.A.	5/6/2019	(7)
EUR19,599	USD22,193	HSBC Bank	5/6/2019	(200)
USD64,697	GBP49,000	JPMorgan Chase	5/7/2019	777
USD37,567	AUD53,000	Citibank	5/7/2019	198
USD14,395	AUD20,225	Morgan Stanley	5/7/2019	135
USD14,649	PLN55,470	JPMorgan Chase	5/7/2019	131
USD16,005	JPY1,771,410	Bank of America, N.A.	5/7/2019	93
PLN55,470	USD14,569	JPMorgan Chase	5/7/2019	(50)
AUD20,225	USD14,336	Citibank	5/7/2019	(76)
USD15,084	ILS54,625	JPMorgan Chase	5/7/2019	(105)
GBP20,100	USD26,639	JPMorgan Chase	5/7/2019	(419)
JPY7,300,000	USD66,359	JPMorgan Chase	5/7/2019	(788)
GBP60,610	USD80,026	JPMorgan Chase	5/7/2019	(961)
EUR35,373	USD39,825	Citibank	5/8/2019	(123)

American Funds Global Balanced Fund — Page 15 of 18

unaudited

Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 4/30/2019 (000)
Purchases (000)	Sales (000)
GBP29,995	USD39,371	HSBC Bank	5/8/2019	$(241)
USD22,643	BRL87,650	JPMorgan Chase	5/9/2019	307
EUR27,000	JPY3,356,986	JPMorgan Chase	5/9/2019	149
JPY3,368,169	EUR27,000	Citibank	5/9/2019	(48)
USD13,590	INR943,300	HSBC Bank	5/10/2019	46
EUR7,251	PLN31,150	UBS AG	5/14/2019	(12)
EUR41,191	USD46,409	Standard Chartered Bank	5/14/2019	(152)
JPY4,322,721	USD38,861	Goldman Sachs	5/15/2019	(6)
GBP23,020	USD30,254	JPMorgan Chase	5/15/2019	(211)
USD14,655	EUR13,010	Morgan Stanley	5/17/2019	41
USD14,086	THB449,500	Standard Chartered Bank	5/17/2019	—13
GBP6,850	USD8,975	JPMorgan Chase	5/20/2019	(32)
EUR48,696	USD55,042	Bank of America, N.A.	5/20/2019	(327)
USD11,269	MYR46,021	HSBC Bank	5/28/2019	145
INR555,238	USD7,957	Goldman Sachs	6/6/2019	(13)
USD7,698	INR555,238	Goldman Sachs	6/6/2019	(246)
JPY3,113,000	USD27,934	Morgan Stanley	6/7/2019	102
USD12,352	THB396,000	Standard Chartered Bank	6/7/2019	(63)
USD21,673	ILS78,350	Citibank	6/7/2019	(160)
EUR14,733	NOK142,000	Goldman Sachs	6/19/2019	105
EUR12,336	NOK118,810	Morgan Stanley	6/19/2019	98
EUR6,958	NOK66,825	JPMorgan Chase	6/19/2019	78
NOK345,000	EUR35,509	HSBC Bank	6/19/2019	66
NOK279,000	EUR28,708	Morgan Stanley	6/21/2019	59
EUR13,380	NOK129,500	Standard Chartered Bank	6/21/2019	34
EUR4,905	NOK47,475	Standard Chartered Bank	6/21/2019	13
USD64,576	CNH435,000	Standard Chartered Bank	6/28/2019	2
EUR42,400	USD48,332	JPMorgan Chase	7/17/2019	(444)
USD19,415	INR1,370,000	HSBC Bank	9/20/2019	55
USD15,479	THB492,538	Bank of America, N.A.	9/20/2019	(3)
INR1,146,000	USD16,346	HSBC Bank	9/20/2019	(151)
USD1,603	BRL6,270	JPMorgan Chase	12/18/2019	35
BRL660	USD165	Citibank	12/18/2019	—13
BRL1,925	USD487	HSBC Bank	12/18/2019	(5)
USD21,960	BRL88,000	Citibank	12/18/2019	(56)
USD2,489	BRL10,000	HSBC Bank	12/20/2019	(12)
BRL10,000	USD2,531	HSBC Bank	12/20/2019	(30)
USD9,158	EUR7,925	Bank of America, N.A.	3/26/2020	21
USD885	EUR765	JPMorgan Chase	3/26/2020	3
				$(2,119)

American Funds Global Balanced Fund — Page 16 of 18

unaudited

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 4/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 4/30/2019 (000)
0.1575%	3-month SEK-STIBOR	4/2/2021	SKr3,700,000	$168	$—	$168
(0.0385)%	EONIA	12/4/2021	€131,100	798	—	798
7.75%	28-day MXN-TIIE	3/21/2024	MXN767,000	(210)	—	(210)
					$—	$756

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $876,665,000, which represented 4.65% of the net assets of the fund. This amount includes $749,294,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $421,555,000, which represented 2.24% of the net assets of the fund.
4	Index-linked bond whose principal amount moves with a government price index.
5	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $15,119,000, which represented .08% of the net assets of the fund.
6	Step bond; coupon rate may change at a later date.
7	Scheduled interest and/or principal payment was not received.
8	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
9	Purchased on a TBA basis.
10	Coupon rate may change periodically.
11	Notional amount is calculated based on the number of contracts and notional contract size.
12	Value is calculated based on the notional amount and current market price.
13	Amount less than one thousand.

Key to abbreviations and symbols
ADR = American Depositary Receipts	KRW = South Korean won
ARS = Argentine pesos	LIBOR = London Interbank Offered Rate
AUD/A$ = Australian dollars	MXN = Mexican pesos
BRL = Brazilian reais	MYR = Malaysian ringgits
CAD/C$ = Canadian dollars	NGN = Nigerian naira
CLP = Chilean pesos	NOK/NKr = Norwegian kroner
CNH/CNY = Chinese yuan renminbi	PEN = Peruvian nuevos soles
COP = Colombian pesos	PLN = Polish zloty
DKr = Danish kroner	RUB = Russian rubles
EONIA = Euro Overnight Index Average	SEK/SKr = Swedish kronor
EUR/€ = Euros	STIBOR = Stockholm Interbank Offered Rate
EURIBOR = Euro Interbank Offered Rate	TBA = To-be-announced
GBP/£ = British pounds	THB = Thai baht
HKD = Hong Kong dollars	TIIE = Equilibrium Interbank Interest Rate
IDR = Indonesian rupiah	TRY = Turkish lira
ILS = Israeli shekels	USD/$ = U.S. dollars
INR = Indian rupees	UYU = Uruguayan pesos
JPY/¥ = Japanese yen	ZAR = South African rand

American Funds Global Balanced Fund — Page 17 of 18

unaudited

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

© 2019 Capital Group. All rights reserved.

MFGEFPX-037-0619O-S66021	American Funds Global Balanced Fund — Page 18 of 18

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL BALANCED FUND

By __/s/ Herbert Y. Poon____________________
Herbert Y. Poon, Executive Vice President and Principal Executive Officer

Date: June 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Herbert Y. Poon_________________
Herbert Y. Poon, Executive Vice President and Principal Executive Officer

Date: June 28, 2019

By ___/s/ Brian D. Bullard __________
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: June 28, 2019